                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                              STRATEGIC INCOME FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                October 31, 1999

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                         Shareholder Service

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o U.S. economic growth slowed considerably in the first half of the period, then picked up again, suggesting an annualized increase in the gross domestic product of 4.0% for 1999.

o Although inflation remains low compared to its long-term historical rate, it rose from approximately 1.6% to 2.6%, fanned by rising commodity prices -- notably oil and gold.

o The Federal Reserve Board raised interest rates twice during the period, making good on its promise to fight back at the earliest signs of inflation.

THE MARKETS
o The S&P 500(1), a broad measure of common stock performance, gained a modest 2.74% for the six-month period. However, Russell 1000 Growth and Russell Mid-Cap Growth(1) indices rose 7.46% and 8.08% respectively, as investors continued to focus on a narrow band of stocks that delivered above-average earnings growth.

o Foreign stock markets outperformed the U.S. markets during the period. The Morgan Stanley Capital International EAFE Index(1), which tracks stock market performance in major developed countries outside the U.S., gained 6.73%.

o The bond market slumped during the period as short-term interest rates moved higher. The Lehman Brothers Aggregate Bond Index(1), a broad measure of bond market performance, returned -0.15%. The yield on the 30 year U.S. Treasury bond edged up from 5.8% to 6.1% at the end of the period.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended October 31, 1999, Strategic Income Fund Class A shares lost -3.07% [does not reflect sales charge](2). The Fund underperformed the Lehman Brothers Aggregate Bond Index, which ended the same period at -0.15%.

o Rising interest rates did not help the Fund's performance, but hurt the Fund in 1999.

o The Federal Reserve Board raised the Federal Funds rate twice during the six month period ended October 31, 1999, which did not help the fund's performance.

CURRENT STRATEGY
o We increased the Fund's holdings in investment grade bonds.

o After the end of 1999, we will invest in the emerging market sector.

October 31, 1999

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Morgan Stanley Capital International EAFE Index is comprised of stocks from Europe, Australasia, and the Far East. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed- rate debt issues, including U.S. treasury, agency, and corporate bond issues, and mortgage-backed securities. Russell 1000 Growth and Russell Mid-Cap Growth indices include stocks from the Russell 1000 Index. The indicies do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) -3.58% for Class B(1) shares; -3.58% for Class B shares; -3.58% for Class C shares; -3.24% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(4) Performance reflects a maximum 4.50% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1999, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 9/30/99
(at maximum applicable sales charge)(3)(4)(5)
------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 8/30/96)        3 YEARS         1 YEAR
------------------------------------------------------------------------
Class A                       4.46%               4.60%         -4.35%
------------------------------------------------------------------------
Class B(1)                    4.36%               3.86%         -5.20%
------------------------------------------------------------------------
Class B                       4.41%               3.91%         -5.05%
------------------------------------------------------------------------
Class C                       5.22%               4.75%         -1.36%
------------------------------------------------------------------------
Class S                       6.29%               5.78%          0.41%
------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
------------------------------------------------------------------------
                          LIFE OF FUND
                         (since 8/30/96)         3 YEAR         1 YEAR
------------------------------------------------------------------------
Class A                       5.91%               5.16%          1.84%
------------------------------------------------------------------------
Class B(1)                    5.05%               4.34%          0.95%
------------------------------------------------------------------------
Class B                       5.05%               4.34%          0.94%
------------------------------------------------------------------------
Class C                       5.05%               4.34%          0.94%
------------------------------------------------------------------------
Class S                       6.12%               5.37%          1.94%
------------------------------------------------------------------------

YIELD
------------------------------------------------------------------------
Class A                                                          6.47%
------------------------------------------------------------------------
Class B(1)                                                       6.05%
------------------------------------------------------------------------
Class B                                                          6.05%
------------------------------------------------------------------------
Class C                                                          6.05%
------------------------------------------------------------------------
Class S                                                          7.04%
------------------------------------------------------------------------

Yield is based on the net investment income produced for the 30 days ended October 31, 1999.

               ASSET ALLOCATION
               (by percentage of net assets)

               High-Yield Corporate                51%
               U.S Government                      26%
               International                        8%
               Finance/Mortgage                     8%
               Cash                                 5%
               Equities                             2%

STATE STREET RESEARCH STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
October 31, 1999 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL               MATURITY                VALUE
                                                       AMOUNT                   DATE                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 92.5%
U.S. TREASURY 7.3%
U.S. Treasury Bond, 11.625% ....................    $        625,000           11/15/2004            $    771,094
U.S. Treasury Bond, 8.125% .....................             375,000            5/15/2021                 444,844
U.S. Treasury Bond, 8.125% .....................           2,725,000            8/15/2021               3,235,093
U.S. Treasury Bond, 6.125% .....................              50,000            8/15/2029                  49,781
U.S. Treasury Note, 5.875% .....................             675,000            9/30/2002                 674,892
U.S. Treasury Note, 7.875% .....................             825,000           11/15/2004                 888,938
U.S. Treasury STRIPS, 0.00% ....................           1,000,000           11/15/2001                 889,220
U.S. Treasury TIPS, 3.875% .....................             304,893            4/15/2029                 291,934
                                                                                                     ------------
                                                                                                        7,245,796
                                                                                                     ------------
U.S. AGENCY MORTGAGE 18.6%
Federal Home Loan Mortgage Corp., 6.50% ........             865,825            7/01/2029                 830,110
Federal National Mortgage Association, 8.50% ...           1,000,000            2/01/2005               1,005,160
Federal National Mortgage Association, 5.25% ...             200,000            1/15/2009                 179,968
Federal National Mortgage Association, 9.00% ...             551,019            5/01/2009                 574,013
Federal National Mortgage Association, 5.50% ...             168,239            2/01/2014                 158,407
Federal National Mortgage Association, 5.50% ...             724,051            3/01/2014                 681,282
Federal National Mortgage Association, 6.50% ...             255,982            9/01/2028                 245,261
Federal National Mortgage Association, 6.50% ...           1,068,051           11/01/2028               1,023,321
Federal National Mortgage Association, 6.50% ...           1,410,957           12/01/2028               1,351,866
Federal National Mortgage Association, 6.50% ...             922,564           12/01/2028                 859,995
Federal National Mortgage Association, 6.50% ...             292,249            3/01/2029                 280,010
Federal National Mortgage Association, 7.50% ...             731,610            7/01/2029                 733,205
Federal National Mortgage Association TBA, 7.00%           3,575,000           11/15/2029               3,510,221
Federal National Mortgage Association TBA, 7.00%             300,000           11/15/2029                 287,484
Federal National Mortgage Association TBA, 7.50%           1,525,000            1/19/2030               1,524,055
Government National Mortgage Association, 6.50%            1,135,221           11/15/2028               1,086,259
Government National Mortgage Association, 7.00%              492,499            6/15/2029                 483,107
Government National Mortgage Association TBA,
  8 00% ........................................           1,325,000            1/25/2030               1,347,976
Government National Mortgage Association TBA,
  8 00% ........................................           2,400,000            1/25/2030               2,345,748
                                                                                                     ------------
                                                                                                       18,507,448
                                                                                                     ------------
CANADIAN-YANKEE 0.4%
Province of Quebec, 7.50% ......................             200,000            9/15/2029                 200,960
Province of Quebec Deb., 5.75% .................             250,000            2/15/2009                 227,653
                                                                                                     ------------
                                                                                                          428,613
                                                                                                     ------------
FOREIGN GOVERNMENT 7.5%
                                                      Greek Drachma
Republic of Greece, 8.80% ......................       1,101,300,000            6/19/2007               3,829,372
                                                  New Zealand Dollar
Government of New Zealand, 10.00% ..............           1,525,000            3/15/2002                 834,399
Government of New Zealand, 8.00% ...............           1,775,000            4/15/2004                 939,168
Government of New Zealand, 8.00% ...............           3,475,000           11/15/2006               1,858,954
                                                                                                     ------------
                                                                                                        7,461,893
                                                                                                     ------------
FINANCE/MORTGAGE 8.2%
A T & T Capital Corp. Note, 6.75% ..............    $        500,000            2/04/2002                 498,360
American Express Credit Account Trust Series
  1999 Cl. A, 5.95% ............................             175,000           12/15/2006                 169,750
American Express Credit Account Trust Series
  1999 Cl. A, 5.60% ............................             400,000           11/15/2006                 382,872
Capital One Bank Note, 6.28% ...................             250,000            2/20/2001                 248,720
Capital One Bank Note, 6.15% ...................             325,000            6/01/2001                 319,966
Capital One Bank Note, 6.48% ...................             225,000            1/28/2002                 221,249
Capital One Bank Note, 6.62% ...................             525,000            8/04/2003                 509,612
Chase Credit Card Owner Trust Note 99-3-A,
  6.66% ........................................             150,000            1/15/2007                 149,408
Citibank Credit Card Master Trust Series 1997-2
  Cl. A, 6.55% .................................             225,000            2/15/2004                 224,858
Citibank Credit Card Master Trust Series 1998
  Cl. A, 5.30% .................................             375,000            1/09/2006                 354,724
Citibank Credit Card Master Trust Series 1999
  Cl. A, 5.875% ................................             200,000            3/10/2011                 183,562
Countrywide Funding Corp. Note, 6.58% ..........             575,000            9/21/2001                 572,959
DLJ Commercial Mortgage Corp. 98-C2, 6.24% .....             400,000           11/12/2031                 374,625
DLJ Commercial Mortgage Corp.
  98-C2 Cl. A1-A, 5.88% ........................             686,459           11/12/2031                 654,281
DLJ Commercial Mortgage Corp. 99-C1, 6.46% .....             425,000            1/10/2009                 402,090
ERAC USA Finance Co. Note, 6.625%+ .............             150,000            2/15/2005                 144,682
Finova Capital Corp. Note, 6.50% ...............             400,000            7/28/2002                 394,980
GMAC Commercial Mortgage Security Inc. 98-C1
  Cl. A1, 6.41% ................................             231,644           11/15/2007                 224,984
Intertek Finance PLC Series B Sr. Sub. Note,
  Senior Subordinated Note Series B, 10.25% ....             250,000           11/01/2006                 235,000
LB Commercial Mortgage Trust 98C1-A1, 6.33% ....             150,789           11/18/2004                 147,727
LB Commercial Mortgage Trust 98C4-A1, 5.87% ....             213,695            8/15/2006                 204,012
LB Commercial Mortgage Trust 98C4-A1, 6.21% ....             105,000           10/15/2008                  97,322
MBNA Corp. Sr. Note, 6.12% .....................             425,000            8/13/2001                 420,359
MBNA Master Credit Card Trust Series 99-G-A,
  6.35% ........................................             375,000           12/15/2006                 369,255
MBNA Master Credit Card Trust Series 99-J-A,
  7.00% ........................................             350,000            2/15/2012                 347,812
Morgan Stanley Capital Inc. 98-A1, 6.19% .......              77,240            1/15/2007                  74,995
Prudential Home Mortgage Securities Co. Series
  93-45 A-2 PAC, 6.75% .........................             198,608           11/25/2007                 197,429
                                                                                                     ------------
                                                                                                        8,125,593
                                                                                                     ------------
CORPORATE 50.5%
Advanstar Communications Inc. Sr. Sub. Note,
  9.25% ........................................             400,000            5/01/2008                 374,000
Airgate PCS Inc. Sr. Sub. Note,
  0.00% to 9/30/2004, 13.50% from
  10/1/2004 to maturity ........................             330,000           10/01/2009                 200,475
Alaska Steel Corp. Sr. Note, 9.125% ............             500,000           12/15/2006                 495,000
Albertsons Inc. Sr. Deb., 7.45% ................             475,000            8/01/2029                 468,573
Allied Waste North America Inc. Sr. Note,
  7.625% .......................................             150,000            1/01/2006                 131,063
Allied Waste North America Inc. Sr. Note,
  7.875% .......................................             350,000            1/01/2009                 297,938
American Pacific Corp. Sr. Note, 9.25% .........             550,000            3/01/2005                 555,500
Ametek Inc. Sr. Note, 7.20% ....................             500,000            7/15/2008                 456,510
Archibald Candy Corp. Sr. Sec. Note, 10.25% ....             450,000            7/01/2004                 436,500
Aurora Foods Inc. Sr. Sub. Note Series E, 8.75%              500,000            7/01/2008                 478,750
Ball Corp. Sr. Note, 7.75% .....................           1,250,000            8/01/2006               1,218,750
Ball Corp. Sr. Sub. Note, 8.25% ................             715,000            8/01/2008                 697,125
British Sky Broadcasting Group Note, 6.875% ....             400,000            2/23/2009                 355,980
BTI Telecom Corp. Sr. Note, 10.50% .............             250,000            9/15/2007                 212,500
Buckeye Cellulose Corp. Sr. Sub. Note, 9.25% ...             150,000            9/15/2008                 148,500
California Infrastructure Development Series
  1997-A6, 6.38% ...............................             675,000            9/25/2008                 658,969
Call-Net Enterprises Inc. Sr. Note, 8.00% ......             500,000            8/15/2008                 425,000
Calpine Corp. Sr. Note, 7.625% .................             350,000            4/15/2006                 331,051
Calpine Corp. Sr. Note, 7.75% ..................             100,000            4/15/2009                  93,870
Canadian First Oil Ltd. Sr. Sub. Note, 8.75% ...             150,000            9/15/2007                 142,500
Capstar Broadcasting Partners Sr. Note, 0.00%
  to 1/31/2002, 12.75% from 2/1/2002 to
  maturity .....................................           1,000,000            2/01/2009                 855,000
Cellnet Data Systems Inc. Sr. Note Series B,
  0.00% to 9/30/2002, 14.00% from 10/1/2002 to
  maturity .....................................             750,000           10/01/2007                 151,875
Century Communications Corp. Sr. Note, 8.375% ..             500,000           12/15/2007                 465,000
Charter Communication Holding LLC Sr. Note,
  8.625%+ ......................................             500,000            4/01/2009                 473,750
Coca-Cola Enterprises Inc. Deb., 6.95% .........             275,000           11/15/2026                 254,950
Columbia/HCA Healthcare Corp. Note, 8.12% ......             575,000            8/04/2003                 560,849
Columbia/HCA Healthcare Corp. Note, 6.91% ......             750,000            6/15/2005                 668,640
Columbia/HCA Healthcare Corp. Note, 7.69% ......             175,000            6/15/2025                 138,250
Columbia/HCA Healthcare Corp. Note, 7.75% ......             400,000            7/15/2036                 308,024
Drypers Corp. Series B Sr. Note, 10.25% ........             650,000            6/15/2007                 539,500
E. Spire Communications Sr. Note, 0.00% to
  3/31/2001, 12.75% from 4/1/2001 to maturity ..              50,000            4/01/2006                  27,750
Econophone Inc. Sr. Note, 13.50% ...............           1,000,000            7/15/2007               1,042,500
Econophone Inc. Sr. Note, 0.00% to 2/14/2003,
  11.00% from 2/15/2003 to maturity ............             500,000            2/15/2008                 287,500
El Paso Energy Corp. Sr. Note, 6.625% ..........             425,000            7/15/2001                 423,002
Elgar Holdings Inc. Sr. Sub. Note, 9.875% ......             500,000            2/01/2008                 342,500
Empire Gas Corp. Sr. Sec. Note, 12.875% ........           1,000,000            7/15/2004                 672,500
Envirosource Inc. Note, 9.75% ..................           1,500,000            6/15/2003                 885,000
Envirosource Inc. Sr. Note Series B, 9.75% .....             250,000            6/15/2003                 145,000
Facilicom International Inc. Sr. Note, 10.50% ..             500,000            1/15/2008                 430,000
Falcon Holding Group LP Series B Sr. Deb.,
  8.375% .......................................             500,000            4/15/2010                 500,000
First Wave Marine Inc. Sr. Note, 11.00% ........             250,000            2/01/2008                 188,750
Fisher Scientific International Inc. Sr. Sub.
  Note, 9.00% ..................................             250,000            2/01/2008                 235,000
Florida Windstorm Underwriting Sr. Sec. Note
  Series 1999-A, 7.125%+ .......................             225,000            2/25/2019                 208,994
Ford Motor Credit Co., 7.375% ..................             775,000           10/28/2009                 780,115
Frontier Corp. Sr. Note, 9.125% ................             750,000            2/15/2006                 731,250
Gentek Inc. Sr. Sub. Note, 11.00%+ .............             400,000            8/01/2009                 402,000
GNI Group Inc. Sr. Note, 10.875% ...............             300,000            7/15/2005                 129,000
Golden Ocean Group Ltd. Sr. Note, 10.00%[ ] ....           1,000,000            8/31/2001                  45,000
Great Central Mines Ltd. Sr. Note, 8.875% ......             500,000            4/01/2008                 443,750
Harrah's Operating Inc. Sr. Sub. Note, 7.875% ..             500,000           12/15/2005                 476,250
Heller Financial Inc. Note, 7.125% .............             625,000            9/28/2004                 622,281
Henry Co. Sr. Note Series B, 10.00% ............             200,000            4/15/2008                 149,000
Hollywood Casino Note, 13.00%+ .................             250,000            8/01/2006                 260,000
Hyperion Telecommunication Inc. Sr. Sub. Note,
  12.00% .......................................             250,000           11/01/2007                 257,500
Iasis Healthcare Corp. Sr. Sub. Note, 13.00%+ ..             250,000           10/15/2009                 251,875
ICG Holdings Inc. Sr. Note, 0.00% to 9/14/2000,
  13.50% from 9/15/2000 to maturity ............             350,000            9/15/2005                 299,250
Insight Midwest LP Sr. Note, 9.75%+ ............             100,000           10/01/2009                 101,750
International Business Machines Corp. Deb.,
  7.00% ........................................             175,000           10/30/2025                 171,271
International Game Technology Sr. Note, 8.375% .             100,000            5/15/2009                  95,500
International Knife & Saw Inc. Sr. Sub. Note,
  11.375% ......................................             250,000           11/15/2006                 193,750
International Shipholding Corp. Sr. Note Series
  B, 7.75% .....................................           1,000,000           10/15/2007                 905,000
Intersil Corp. Sr. Sub. Note, 13.25%+ ..........             250,000            8/15/2009                 265,000
J. Crew Group Inc. Sr. Deb. Note, 0.00%to 10/
  14/2002, 13.125% from 10/15/2002 to maturity .             500,000           10/15/2008                 227,500
J. Crew Operating Corp. Sr. Sub. Note, 10.375% .             475,000           10/15/2007                 427,500
J.B. Poindexter Inc. Sr. Note, 12.50% ..........           1,460,000            5/15/2004               1,379,700
J.H. Heafner Inc. Sr. Note Series D, 10.00% ....             500,000            5/15/2008                 457,500
Johnstown America Industries Inc. Sr. Sub.
  Note, 11.75% .................................             500,000            8/15/2005                 511,250
Kaiser Aluminum & Chemical Corp. Sub. Note,
  12.75% .......................................             600,000            2/01/2003                 600,000
Lear Corp., 8.11%+ .............................             450,000            5/15/2009                 432,203
Loehmanns Inc. Sr. Note, 11.875%[ ] ............             500,000            5/15/2003                  50,000
Lyondell Chemical Co. Sr. Sec. Note Series A,
  9.625% .......................................             150,000            5/01/2007                 150,375
Mohegan Tribal Gaming Authority Sr. Note,
  8.125% .......................................           1,100,000            1/01/2006               1,061,500
NE Restaurant Inc. Sr. Note, 10.75% ............             650,000            7/15/2008                 575,250
Networks Associates Inc. Sub. Deb., 0.00% ......             880,000            2/13/2018                 303,054
Newpark Resources Inc. Sr. Sub. Note Series B,
  8.625% .......................................             250,000           12/15/2007                 232,500
News America Inc. Sr. Note, 6.625% .............             400,000            1/09/2008                 374,836
Nextel Partners Inc. Sr. Note, 0.00% to 1/31/
  2004, 14.00% from 2/1/2004 to maturity .......             400,000            2/01/2009                 251,000
North Atlantic Trading Inc. Sr. Note, 11.00% ...           1,000,000            6/15/2004                 945,000
Ocean Energy Inc. Series B Sr. Note, 7.625% ....             125,000            7/01/2005                 119,375
Ocean Energy Inc. Sr. Sub. Note, 10.375% .......             500,000           10/15/2005                 522,500
Owens-Illinois Inc. Sr. Deb., 7.50% ............             500,000            5/15/2010                 452,060
Packaging Resources Inc. Sr. Sec. Note, 11.625%              700,000            5/01/2003                 703,500
Pagemart Nationwide Inc. Sr. Note, 0.00% to
  1/31/2000, 15.00% from 2/1/2000 to maturity ..           1,325,000            2/01/2005               1,139,500
Pagemart Wireless Inc. Sr. Sub. Note, 0.00% to
  1/31/2002, 11.25% from 2/1/2003 to maturity ..           1,375,000            2/01/2008                 412,500
Pathmark Stores Inc. Sub. Deb., 12.625% ........             750,000            6/15/2002                 759,375
Peco Energy Transport Trust Series 1999A Cl
  A6, 6.05% ....................................             400,000            3/01/2009                 378,248
Peco Energy Transport Trust Series 1999-A Cl
  A7, 6.13% ....................................             425,000            3/01/2009                 397,770
Phase Metrics Inc. Sr. Note, 10.75% ............             500,000            2/01/2005                  80,000
Pioneer Americans Acquisition Corp. Sr. Sec
  Note Series B, 9.25% .........................             750,000            6/15/2007                 577,500
Pogo Producing Co. Sr. Sub. Note, 8.75% ........             250,000            5/15/2007                 238,125
Pool Energy Services Co. Sr. Sub. Note, 8.625% .             300,000            4/01/2008                 308,250
Primus Telecommunications Group Sr. Note,
  11.75% .......................................             500,000            8/01/2004                 492,500
Quest Diagnostics Inc. Sr. Sub. Note, 10.75% ...           1,000,000           12/15/2006               1,035,000
Rose Hills Co. Sr. Sub. Note, 9.50% ............             500,000           11/15/2004                 400,000
RSL Communications Ltd. Sr. Note, 12.25% .......           1,000,000           11/15/2006                 995,000
S.C.G. Holding Corp. Sr. Note, 12.00%+ .........             250,000            8/01/2009                 256,250
Safety Kleen Corp. Sr. Note, 9.25% .............             250,000            5/15/2009                 240,000
Sbarro Inc. Sr. Note, 11.00% ...................             100,000            9/15/2009                  98,750
Scotts Co. Sr. Sub. Note, 8.625%+ ..............             230,000            1/15/2009                 217,350
Sealed Air Corp. Sr. Note, 6.95%+ ..............             200,000            5/15/2009                 188,960
SFX Entertainment Inc. Sr. Note Series B,
  9.125% .......................................             150,000            2/01/2008                 137,625
Sheffield Steel Corp., 11.50% ..................              50,000           12/01/2005                  41,000
Simonds Industries Inc. Sr. Sub. Note, 10.25% ..             500,000            7/01/2008                 380,000
Smiths Food & Drug Note Series 1994 A3, 9.20% ..             700,000            7/02/2018                 723,772
Startec Global Communications Corp. Sr. Note,
  12.00% .......................................             750,000            5/15/2008                 600,000
Stater Brothers Holdings Inc. Sr. Note, 10.75%+              500,000            8/15/2006                 512,500
Tom's Foods Inc. Sr. Sec. Note, 10.50% .........             500,000           11/01/2004                 432,500
Transdigm Inc. Sr. Sub. Note, 10.375% ..........             200,000           12/01/2008                 182,000
Transwestern Publishing Co. Sr. Sub. Note
  Series D, 9.625% .............................             250,000           11/15/2007                 241,250
Triad Hospitals Holdings Inc. Sr. Sub. Note,
  11.00%+ ......................................             375,000            5/15/2009                 368,438
Unilab Corp. Sr. Note, 11.00% ..................             500,000            4/01/2006                 545,000
Unilab Corp. Sr. Sub. Note, 12.75%+ ............             100,000           10/01/2009                 100,500
US Unwired Inc. Sr. Sub. Note, 0.00%to 10/31/
  2004, 13.375% from 11/1/2004 to maturity .....             335,000           11/01/2009                 177,550
USA Waste Services Inc. Sr. Note, 7.00% ........             250,000           10/01/2004                 213,290
Viatel Inc. Sr. Note, 11.25% ...................           1,000,000            4/15/2008                 945,000
Viatel Inc. Sr. Note, 0.00% to
  4/14/2003, 12.50% from 4/15/2003 to maturity .             500,000            4/15/2008                 280,000
Westinghouse Air Brake Co. Sr. Note Series B2,
  9.375% .......................................             150,000            6/15/2005                 149,250
Westpoint Stevens Inc. Sr. Note, 7.875% ........             100,000            6/15/2008                  89,250
Williams Communications Group Sr. Note, 10.875%              250,000           10/01/2009                 257,500
Winstar Communications Inc. Sr. Exch. Note,
  14.50% .......................................             500,000           10/15/2005                 670,000
Winstar Equipment Corp. Sr. Sec. Exch. Note,
  12.50% .......................................             375,000            3/15/2004                 390,935
Woodside Finance Ltd. Note, 6.60%+ .............             300,000            4/15/2008                 278,383
                                                                                                     ------------
                                                                                                       50,269,854
                                                                                                     ------------
Total Fixed Income Securities (Cost $99,528,600) ........................................              92,039,197
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                      VALUE
                                                                                   SHARES           (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER 2.2%
Ameriking Inc. Com.*+ ..............................................                  300                $  3,000
Ameriking Inc. Sr. Exch. Pfd.> .....................................               17,034                 298,095
Cluett American Corp. Pfd.> ........................................                5,638                 281,900
Destia Communications Inc. Com.* ...................................                6,358                  89,012
Hollinger International, Inc. Cl. A Com. ...........................               96,900               1,005,338
Ionica PLC Wts.*+ ..................................................                1,000                      10
Loral Orion Network Systems Inc. Wts.*+ ............................                1,000                   5,750
North Atlantic Trading Inc. Sr. Pfd.> ..............................               13,037                 211,851
Primus Telecommunications Group Wts.*+ .............................                  500                  10,125
RSL Communications Ltd. Wts.*+ .....................................                  500                  45,000
Startec Global Communications Wts.*+ ...............................                  750                     750
Viatel Inc. Com.* ..................................................                6,083                 203,020
Wireless One Inc. Wts.* ............................................                  750                     750
                                                                                                     ------------
Total Common Stocks & Other (Cost $2,633,171) ...........................................               2,154,601
                                                                                                     ------------
SHORT-TERM INVESTMENTS 6.7%
State Street Navigator Securities
  Lending Prime Portfolio ..........................................            6,723,810               6,723,810
                                                                                                     ------------
Total Short-Term Investments (Cost $6,723,810) ..........................................               6,723,810
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL               MATURITY
                                                       AMOUNT                   DATE
-----------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 10.3%
American Express Credit Corp., 5.18% ...........    $      2,987,000           11/01/1999               2,987,000
American Express Credit Corp., 5.28% ...........             367,000           11/03/1999                 367,000
Associates First Capital Corp., 5.98% ..........           2,758,000            1/19/2000               2,758,000
General Electric Capital Corp., 5.20% ..........           1,127,000           11/01/1999               1,127,000
General Electric Capital Corp., 5.30% ..........           3,000,000           11/09/1999               3,000,000
                                                                                                     ------------
Total Commercial Paper (Cost $10,239,000) ...............................................              10,239,000
                                                                                                     ------------
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co., dated 10/31/
  1999, repurchase proceeds $303,088,
  collateralized by $310,000 U.S. Treasury
  Note, 6.00%, due 8/15/2000, market value
  $314,650 .....................................             303,000           11/01/1999                 303,000
                                                                                                     ------------
Total Repurchase Agreements (Cost $303,000) .............................................                 303,000
                                                                                                     ------------
Total Investments (Cost $119,427,581) -- 112.0% .........................................             111,459,608
Cash and Other Assets, Less Liabilities -- (12.0%) ......................................             (11,978,786)
                                                                                                     ------------
Net Assets - 100.0% .....................................................................            $ 99,480,822
                                                                                                     ============

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Federal Income Tax Information:

At October 31, 1999, the net unrealized depreciation of investments based on cost for
  Federal income tax purposes of $119,430,499 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost ................................................................            $    658,711
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ................................................................              (8,629,602)
                                                                                                     ------------
                                                                                                     $ (7,970,891)
                                                                                                     ============
  * Nonincome-producing securities.
  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at October 31, 1999 were $4,625,698 and $4,527,270 (4.55% of net assets), respectively.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
  > Payments of income may be made in cash or in the form of additional securities.
[ ] Security is in default.

Futures contracts open at October 31, 1999, are as follows:

                                             NOTIONAL               EXPIRATION                UNREALIZED
         TYPE                                 AMOUNT                   MONTH                 APPRECIATION
         ------------------------------------------------------------------------------------------------
         5 Year U.S. Treasury Note          $1,500,000            December, 1999                $2,775

Forward currency exchange contracts outstanding at October 31, 1999, are as follows:

                                                                                                   UNREALIZED
                                                                                  CONTRACT        APPRECIATION      DELIVERY
                                                               TOTAL VALUE          PRICE        (DEPRECIATION)       DATE
         ---------------------------------------------------------------------------------------------------------------------

         Buy Euro, Sell U.S. dollars                          1,158,000 EUR     1.07290 EUR         $(22,243)         11/23/99
         Buy Euro, Sell U.S. dollars                            484,000 EUR     1.05466 EUR             (469)         11/23/99
         Sell Euro, Buy U.S. dollars                          2,455,200 EUR     1.05205 EUR           (4,031)         11/23/99
         Sell Euro, Buy U.S. dollars                            311,200 EUR     1.04756 EUR           (2,314)         12/09/99
         Sell Euro, Buy U.S. dollars                            179,200 EUR     1.08600 EUR            4,897           1/24/00
         Sell Greek drachma, Buy U.S. dollars               250,466,000 GRD      .00324 GRD           15,312          11/23/99
         Sell Greek drachma, Buy U.S. dollars               188,100,000 GRD      .00324 GRD           16,614           1/24/00
         Sell Greek drachma, Buy U.S. dollars                52,900,000 GRD      .00324 GRD            4,561           1/24/00
         Buy New Zealand dollars, Sell U.S. dollars             318,000 NZD      .51665 NZD           (3,008)         11/23/99
         Buy New Zealand dollars, Sell U.S. dollars             439,000 NZD      .51391 NZD           (3,312)         11/23/99
         Buy New Zealand dollars, Sell U.S. dollars             722,000 NZD      .51520 NZD           (5,782)         11/23/99
         Sell New Zealand dollars, Buy U.S. dollars           1,040,000 NZD      .51580 NZD            8,953          11/23/99
         Sell New Zealand dollars, Buy U.S. dollars             493,000 NZD      .51815 NZD            5,402          11/23/99
         Sell New Zealand dollars, Buy U.S. dollars           4,455,000 NZD      .51540 NZD           32,312           1/25/00
         Sell New Zealand dollars, Buy U.S. dollars           2,710,000 NZD      .51543 NZD           19,723           1/25/00
                                                                                                    --------
                                                                                                    $ 66,615
                                                                                                    ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $119,427,581) (Note 1) .........       $111,459,608
Cash .......................................................                244
Receivable for securities sold .............................          8,929,940
Interest and dividends receivable ..........................          2,017,207
Receivable for fund shares sold ............................            199,025
Receivable for open forward contracts ......................            107,774
Deferred organization costs and other assets (Note 1) ......             47,356
                                                                   ------------
                                                                    122,761,154
LIABILITIES
Payable for securities purchased ...........................         15,732,575
Payable for collateral received on securities loaned .......          6,723,810
Dividends payable ..........................................            288,196
Payable for fund shares redeemed ...........................            244,382
Accrued management fee (Note 2) ............................             62,566
Accrued distribution and service fees (Note 4) .............             56,632
Payable for open forward contracts .........................             41,159
Accrued transfer agent and shareholder services (Note 2) ...             25,535
Accrued trustees' fees (Note 2) ............................              8,506
Payable for variation margin (Note 1) ......................              7,500
Other accrued expenses .....................................             89,471
                                                                   ------------
                                                                     23,280,332
                                                                   ------------
NET ASSETS .................................................       $ 99,480,822
                                                                   ============
Net Assets consist of:
  Undistributed net investment income ......................       $     66,842
  Unrealized depreciation of investments ...................         (7,967,973)
  Unrealized appreciation of forward contracts and
    foreign currency .......................................             62,640
  Unrealized appreciation of futures contracts .............              2,775
  Accumulated net realized loss ............................         (3,812,481)
  Paid-in capital ..........................................        111,129,019
                                                                   ------------
                                                                   $ 99,480,822
                                                                   ============
Net Asset Value and redemption price per share of Class A
  shares ($32,132,285 / 5,001,110 shares) ..................              $6.43
                                                                          =====
Maximum Offering Price per share of Class A
  shares ($6.43 / .955) ....................................              $6.73
                                                                          =====
Net Asset Value and offering price per share of
  Class B(1) shares ($6,600,111 / 1,030,073 shares)* .......              $6.41
                                                                          =====
Net Asset Value and offering price per share of
  Class B shares ($37,235,960 / 5,809,701 shares)* .........              $6.41
                                                                          =====
Net Asset Value and offering price per share of
  Class C shares ($13,698,593 / 2,137,388 shares)* .........              $6.41
                                                                          =====
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($9,813,873 / 1,527,694 shares) ..........................              $6.42
                                                                          =====
-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended October 31, 1999 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $11,401 (Note 1) .........       $  4,509,893
Dividends ..................................................             82,477
                                                                   ------------
                                                                      4,592,370
EXPENSES
Management fee (Note 2) ....................................            399,679
Custodian fee ..............................................             70,287
Transfer agent and shareholder services (Note 2) ...........             85,356
Registration fees ..........................................             56,133
Service fee-Class A (Note 4) ...............................             42,583
Distribution and service fees-Class B(1) (Note 4) ..........             27,199
Distribution and service fees-Class B (Note 4) .............            202,559
Distribution and service fees-Class C (Note 4) .............             79,007
Audit fee ..................................................             21,607
Reports to shareholders ....................................             18,573
Trustees' fees (Note 2) ....................................              8,506
Amortization of organization costs (Note 1) ................              8,190
Legal fees .................................................              2,337
Miscellaneous ..............................................              4,668
                                                                   ------------
                                                                      1,026,684
Fees paid indirectly (Note 2) ..............................             (2,609)
                                                                   ------------
                                                                      1,024,075
                                                                   ------------
Net investment income ......................................          3,568,295
                                                                   ------------
Net realized loss on investments (Notes 1 and 3) ...........         (1,823,860)
Net realized loss on futures contracts (Note 1) ............            (11,947)

Net realized gain on forward contracts and foreign
  currency (Note 1) ........................................             31,324
                                                                   ------------
  Total net realized loss ..................................         (1,804,483)
                                                                   ------------
  Net unrealized depreciation of investments ...............         (5,422,266)
                                                                   ------------
Net unrealized depreciation of forward contracts and foreign
   currency ................................................            (81,560)
Net unrealized depreciation of futures contracts ...........             (3,282)
                                                                   ------------
  Total net unrealized depreciation ........................         (5,507,108)
                                                                   ------------
Net loss on investments, forward contracts, foreign
currency and futures contracts .............................         (7,311,591)
                                                                   ------------
  Net decrease in net assets resulting from operations .....       $ (3,743,296)
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                            YEAR ENDED          OCTOBER 31, 1999
                                          APRIL 30, 1999           (UNAUDITED)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ..................   $  7,814,686           $  3,568,295
Net realized loss on investments,
  foreign currency, foward contracts and
  futures contracts ....................     (1,598,647)            (1,804,483)
Net unrealized depreciation of
  investments, foreign currency,
  forward contracts and futures
  contracts ............................     (3,078,282)            (5,507,108)
                                           ------------           ------------
Net increase (decrease) resulting
  from operations ......................      3,137,757             (3,743,296)
                                           ------------           ------------
Dividends from net investment income:
    Class A ............................     (3,329,784)            (1,232,947)
    Class B(1) .........................        (48,325)              (175,517)
    Class B ............................     (3,122,662)            (1,317,385)
    Class C ............................     (1,011,221)              (513,984)
    Class S ............................       (948,209)              (401,686)
                                           ------------           ------------
                                             (8,460,201)            (3,641,519)
                                           ------------           ------------
Distribution from net realized gains:
    Class A ............................       (630,946)                  --
    Class B ............................       (603,363)                  --
    Class C ............................       (201,990)                  --
    Class S ............................       (172,194)                  --
                                           ------------           ------------
                                             (1,608,493)                  --
                                           ------------           ------------

Net increase (decrease) from fund share
  transactions (Note 5) ................     14,923,121             (4,825,230)
                                           ------------           ------------
Total increase (decrease) in net assets       7,992,184            (12,210,045)
NET ASSETS
Beginning of period ....................    103,698,683            111,690,867
                                           ------------           ------------

End of period (including undistributed
  net investment income of $140,066 and
  $66,842, respectively) ...............   $111,690,867           $ 99,480,822
                                           ============           ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME FUND
-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
October 31, 1999

NOTE 1

State Street Research Strategic Income Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of three separate funds:
State Street Research Strategic Income Fund, State Street Research Legacy Fund and State Street Research Galileo Fund.

The investment objective of the fund is to provide high current income consistent with overall total return. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities; high yield, high risk debt securities (commonly known as "junk bonds"), as well as investment grade debt, of U.S. issuers; and international debt securities of governmental and private issuers.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B
(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain employee retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"). No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various dealerships among securities in determining value. If not valued by a pricing service, such secuities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1998 through April 30, 1999, the Fund incurred net capital losses of approximately $1,956,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2000.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At October 31, 1999, the value of the securities loaned and the value of collateral were $6,664,153 and $6,723,810, respectively. During the six months ended October 31, 1999, income from securities lending amounted to $5,759 and is included in interest income.

J. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1999, the fees pursuant to such agreement amounted to $399,679.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1999, the amount of such expenses was $39,744.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended October 31, 1999 the Fund's transfer agent fees were reduced by $2,609 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $8,506 during the six months ended October 31, 1999.

NOTE 3

For the six months ended October 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $88,714,926 and $93,850,021, (including $55,960,999 and $60,488,995 of U.S. Government securities), respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1999, fees pursuant to such plans amounted to $42,583, $27,199, $202,559 and $79,007 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of Metropolitan, earned initial sales charges aggregating $14,332 and $63,690, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $46,495 and $16,252 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $6,425, $58,384 and $906 on redemptions of Class B(1), Class B and Class C shares, respectively, during the period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1999, Metropolitan owned 1,157,666 Class A shares, 72,359 Class B(1) shares and 1,176,759 Class S shares of the Fund.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                              YEAR ENDED                      OCTOBER 31, 1999
                                            APRIL 30, 1999                       (UNAUDITED)
                                     ------------------------------     ------------------------------
CLASS A                                  SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................       1,663,344       $11,724,754          713,713       $ 4,727,332
Issued upon reinvestment of:
  Dividends from net investment
    income ......................         184,480         1,287,946          105,612           692,656
  Distribution from net realized
    gains .......................          82,187           588,209               --                --
Shares redeemed .................      (2,311,032)      (15,949,011)      (1,080,866)       (7,166,336)
                                       ----------       -----------       ----------       -----------
Net decrease ....................        (381,021)      $(2,348,102)        (261,541)      $(1,746,348)
                                       ==========       ===========       ==========       ===========

CLASS B(1)                               SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................         553,702       $ 3,800,702          534,514       $ 3,533,028
Issued upon reinvestment of
  dividends from net investment
  income ........................           3,640            24,932           18,243           118,891
Shares redeemed .................         (14,780)         (101,368)         (65,246)         (428,342)
                                       ----------       -----------       ----------       -----------
Net increase ....................         542,562       $ 3,724,266          487,511       $ 3,223,577
                                       ==========       ===========       ==========       ===========

CLASS B                                  SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................       2,632,299       $18,607,800          170,958       $ 1,126,257
Issued upon reinvestment of:
  Dividends from net investment
    income ......................         229,456         1,595,713          134,901           883,259
  Distribution from net realized
    gains .......................          69,847           498,378               --                --
Shares redeemed .................      (1,629,177)      (11,427,253)        (919,237)       (6,051,154)
                                       ----------       -----------       ----------       -----------
Net increase (decrease) .........       1,302,425       $ 9,274,638         (613,378)      $(4,041,638)
                                       ==========       ===========       ==========       ===========

CLASS C                                  SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................       1,162,260       $ 8,135,977          332,101       $ 2,247,301
Issued upon reinvestment of:
  Dividends from net investment
    income ......................          36,564           249,739           55,070           360,421
  Distribution from net realized
    gains .......................          24,066           171,822               --                --
Shares redeemed .................        (711,904)       (5,017,485)        (572,144)       (3,755,590)
                                       ----------       -----------       ----------       -----------
Net increase (decrease) .........         510,986       $ 3,540,053         (184,973)      $(1,147,868)
                                       ==========       ===========       ==========       ===========

CLASS S                                  SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .....................         105,621       $   753,209           11,037       $    74,937
Issued upon reinvestment of:
  Dividends from net investment
    income ......................          26,264           183,457           24,582           159,654
  Distribution from net realized
    gains .......................          23,933           171,355               --                --
Shares repurchased ..............         (52,964)         (375,755)        (204,178)       (1,347,544)
                                       ----------       -----------       ----------       -----------
Net increase (decrease) .........         102,854       $   732,266         (168,559)      $(1,112,953)
                                       ==========       ===========       ==========       ===========
------------------------------------------------------------------------------------------------------

* January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                                CLASS A
                                                                -------------------------------------------------------------------
                                                                 AUGUST 30, 1996
                                                                 (COMMENCEMENT OF         YEARS ENDED APRIL 30      SIX MONTHS ENDED
                                                                   OPERATIONS) TO        ------------------------   OCTOBER 31, 1999
                                                                  APRIL 30, 1997(a)      1998(a)          1999(a)    (UNAUDITED)(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 7.00              7.06             7.33           6.88
                                                                        -----             -----            -----          -----
  Net investment income ($)*                                             0.38              0.55             0.52           0.23
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                0.01              0.38            (0.30)         (0.44)
                                                                        -----             -----            -----          -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                     0.39              0.93             0.22          (0.21)
                                                                        -----             -----            -----          -----
  Dividends from net investment income ($)                              (0.31)            (0.55)           (0.56)         (0.24)
  Distributions from net realized gains ($)                             (0.02)            (0.11)           (0.11)            --
                                                                        -----             -----            -----          -----
TOTAL DISTRIBUTIONS ($)                                                 (0.33)            (0.66)           (0.67)         (0.24)
                                                                        -----             -----            -----          -----
NET ASSET VALUE, END OF PERIOD ($)                                       7.06              7.33             6.88           6.43
                                                                        =====             =====            =====          =====
Total return(b)(%)                                                       5.60(d)          13.70             3.10          (3.07(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                              36,110            41,348           36,227         32,132

Ratio of operating expenses to average net assets (%)*                   1.35(e)           1.35             1.35           1.54(e)

Ratio of operating expenses to average net assets after expense
  reductions (%)*                                                        1.35(e)           1.35             1.34           1.53(e)

Ratio of net investment income to average net assets (%)*                7.30(e)           7.51             7.36           7.08(e)

Portfolio turnover rate (%)                                            110.37            179.82           169.92          87.48

*Reflects voluntary reduction of expenses per share of these
  amounts ($)                                                            0.01              0.01             0.01             --

                                                                                                           CLASS B(1)
                                                                                       --------------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                                            PERIOD ENDED         OCTOBER 31, 1999
                                                                                         APRIL 30, 1999(a)(c)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                          6.91                   6.87
                                                                                                 -----                  -----
  Net investment income ($)                                                                       0.12                   0.21
  Net realized and unrealized gain (loss) on investments, foreign currency,
    forward contracts and futures contracts ($)                                                   0.00                  (0.45)
                                                                                                 -----                  -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                              0.12                  (0.24)
                                                                                                 -----                  -----
  Dividends from net investment income ($)                                                       (0.16)                 (0.22)
                                                                                                 -----                  -----
TOTAL DISTRIBUTIONS ($)                                                                          (0.16)                 (0.22)
                                                                                                 -----                  -----
NET ASSET VALUE, END OF PERIOD ($)                                                                6.87                   6.41
                                                                                                 =====                  =====
Total return(b) (%)                                                                               1.71 (d)              (3.58) (d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                        3,726                  6,600
Ratio of operating expenses to average net assets (%)                                             2.10 (e)               2.29 (e)
Ratio of operating expenses to average net assets after expense reductions (%)                    2.09 (e)               2.28 (e)
Ratio of net investment income to average net assets (%)                                          6.54 (e)               6.37 (e)
Portfolio turnover rate (%)                                                                     169.92                  87.48
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                           CLASS B
                                                                -------------------------------------------------------------------
                                                                 AUGUST 30, 1996
                                                                 (COMMENCEMENT OF         YEARS ENDED APRIL 30      SIX MONTHS ENDED
                                                                   OPERATIONS) TO        ------------------------   OCTOBER 31, 1999
                                                                  APRIL 30, 1997(a)      1998(a)          1999(a)    (UNAUDITED)(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 7.00              7.05             7.31           6.87
                                                                        -----             -----            -----          -----
  Net investment income ($)*                                             0.31              0.49             0.47           0.21
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                0.04              0.38            (0.30)         (0.45)
                                                                        -----             -----            -----          -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                     0.35              0.87             0.17          (0.24)
                                                                        -----             -----            -----          -----
  Dividends from net investment income ($)                              (0.28)            (0.50)           (0.50)         (0.22)
  Distributions from net realized gains ($)                             (0.02)            (0.11)           (0.11)            --
                                                                        -----             -----            -----          -----
TOTAL DISTRIBUTIONS ($)                                                 (0.30)            (0.61)           (0.61)         (0.22)
                                                                        -----             -----            -----          -----
NET ASSET VALUE, END OF PERIOD ($)                                       7.05              7.31             6.87           6.41
                                                                        =====             =====            =====          =====
Total return(b)(%)                                                       4.96(d)          12.74             2.49          (3.58)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                              19,678            37,432           44,110         37,236
Ratio of operating expenses to average net assets (%)*                   2.10(e)           2.10             2.10           2.29(e)
Ratio of operating expenses to average net assets after expense
  reductions (%)*                                                        2.10(e)           2.10             2.09           2.28(e)
Ratio of net investment income to average net assets (%)*                6.73(e)           6.77             6.63           6.33(e)
Portfolio turnover rate (%)                                            110.37            179.82           169.92          87.48
*Reflects voluntary reduction of expenses per share of these
  amounts ($)                                                            0.01              0.01             0.01             --

                                                                                               CLASS C
                                                                -------------------------------------------------------------------
                                                                 AUGUST 30, 1996
                                                                 (COMMENCEMENT OF         YEARS ENDED APRIL 30      SIX MONTHS ENDED
                                                                   OPERATIONS) TO        ------------------------   OCTOBER 31, 1999
                                                                  APRIL 30, 1997(a)      1998(a)          1999(a)    (UNAUDITED)(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 7.00              7.05             7.31           6.87
                                                                        -----             -----            -----          -----
  Net investment income ($)*                                             0.32              0.49             0.46           0.21
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                0.03              0.38            (0.29)         (0.45)
                                                                        -----             -----            -----          -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                     0.35              0.87             0.17          (0.24)
                                                                        -----             -----            -----          -----
  Dividends from net investment income ($)                              (0.28)            (0.50)           (0.50)         (0.22)
  Distributions from net realized gains ($)                             (0.02)            (0.11)           (0.11)            --
                                                                        -----             -----            -----          -----
TOTAL DISTRIBUTIONS ($)                                                 (0.30)            (0.61)           (0.61)         (0.22
                                                                        -----             -----            -----          -----
NET ASSET VALUE, END OF PERIOD ($)                                       7.05              7.31             6.87           6.41
                                                                        =====             =====            =====          =====
Total return(b)(%)                                                       4.96(d)          12.74             2.49          (3.58)(d)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                               8,590            13,243           15,949         13,699

Ratio of operating expenses to average net assets (%)*                   2.10(e)           2.10             2.10           2.29(e)

Ratio of operating expenses to average net assets after expense
  reductions (%)*                                                        2.10(e)           2.10             2.09           2.28(e)

Ratio of net investment income to average net assets (%)*                6.67(e)           6.77             6.62           6.34(e)

Portfolio turnover rate (%)                                            110.37            179.82           169.92          87.48

*Reflects voluntary reduction of expenses per share of these
  amounts ($)                                                            0.01              0.01             0.01             --

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               CLASS S
                                                                -------------------------------------------------------------------
                                                                 AUGUST 30, 1996
                                                                 (COMMENCEMENT OF         YEARS ENDED APRIL 30      SIX MONTHS ENDED
                                                                   OPERATIONS) TO        ------------------------   OCTOBER 31, 1999
                                                                  APRIL 30, 1997(a)      1998(a)          1999(a)    (UNAUDITED)(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                 7.00              7.06             7.33           6.89
                                                                        -----             -----            -----          -----
  Net investment income ($)*                                             0.39              0.57             0.54           0.24
  Net realized and unrealized gain (loss) on investments, foreign
    currency, forward contracts and futures contracts ($)                0.02              0.38            (0.30)         (0.46)
                                                                        -----             -----            -----          -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                     0.41              0.95             0.24          (0.22)
                                                                        -----             -----            -----          -----
  Dividends from net investment income ($)                              (0.33)            (0.57)           (0.57)         (0.25)
  Distributions from net realized gains ($)                             (0.02)            (0.11)           (0.11)            --
                                                                        -----             -----            -----          -----
TOTAL DISTRIBUTIONS ($)                                                 (0.35)            (0.68)           (0.68)         (0.25)
                                                                        -----             -----            -----          -----
NET ASSET VALUE, END OF PERIOD ($)                                       7.06              7.33             6.89           6.42
                                                                        =====             =====            =====          =====
Total return(b)(%)                                                       5.76(d)          13.99             3.51          (3.24)(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                              10,908            11,675           11,679          9,814
Ratio of operating expenses to average net assets (%)*                   1.10(e)           1.10             1.10           1.29(e)

Ratio of operating expenses to average net assets after expense
  reductions (%)*                                                        1.10(e)           1.10             1.09           1.28(e)

Ratio of net investment income to average net assets (%)*                7.51(e)           7.74             7.62           7.32(e)

Portfolio turnover rate (%)                                            110.37            179.82           169.92          87.48

*Reflects voluntary reduction of expenses per share of these
  amounts ($)                                                            0.01              0.01             0.01             --
----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH STRATEGIC INCOME FUND

------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC INCOME FUND                      Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       THOMAS J. DILLMAN                      Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PicturTel Corporation
DISTRIBUTOR                                BARTLETT R. GEER
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       JOHN H. KALLIS                         for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       KIM M. PETERS
State Street Research                      Vice President                         MALCOLM T. HOPKINS
Service Center                                                                    Former Vice Chairman of the
P.O. Box 8408                              THOMAS A. SHIVELY                      Board and Chief Financial
Boston, MA 02266-8408                      Vice President                         Officer, St. Regis Corp.
1-800-562-0032
                                           JAMES M. WEISS                         DEAN O. MORTON
CUSTODIAN                                  Vice President                         Former Executive Vice
State Street Bank and                                                             President,  Chief Operating
Trust Company                              ELIZABETH MCCOMBS WESTVOLD             Officer and Director,
225 Franklin Street                        Vice President                         Hewlett-Packard Company
Boston, MA 02110
                                           KENNARD WOODWORTH, JR.                 SUSAN M. PHILLIPS
LEGAL COUNSEL                              Vice President                         Dean, School of Business
Goodwin, Procter & Hoar LLP                                                       and Public Management,
Exchange Place                             GERARD P. MAUS                         George Washington University;
Boston, MA 02109                           Treasurer                              former Member of the Board
                                                                                  of Governors of the Federal
                                           JOSEPH W. CANAVAN                      Reserve System and Chairman
                                           Assistant Treasurer                    of the Commodity Futures
                                                                                  Trading Commission
                                           DOUGLAS A. ROMICH
                                           Assistant Treasurer                    TOBY ROSENBLATT
                                                                                  President,
                                           FRANCIS J. MCNAMARA, III               Founders Investments Ltd.
                                           Secretary and General Counsel          President,
                                                                                  The Glen Ellen Company
                                           DARMAN A. WING
                                           Assistant Secretary and                MICHAEL S. SCOTT MORTON
                                           Assistant General Counsel              Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                           AMY L. SIMMONS                         Management, Massachusetts
                                           Assistant Secretary                    Institute of Technology

STATE STREET RESEARCH STRATEGIC INCOME FUND               -------------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                             U.S. Postage
                                                                 PAID
                                                              Canton, MA
                                                              Permit #313
                                                          -------------------

STATE STREET RESEARCH

----------------------
    75 YEARS
----------------------

   LASTING VALUES
----------------------
   LEADING IDEAS

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
         [hearing-impaired 1-800-676-7876]
         [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

EMAIL us at:
     info@ssrfunds.com
INTERNET site:
     www.ssrfunds.com

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Strategic Income Fund prospectus.

When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not


CONTROL NUMBER: (exp1200)SSR-LD                                     SI-485G-1299

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                  GALILEO FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                October 31, 1999

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                         Shareholder Service

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o U.S. economic growth slowed considerably in the first half of the period, then picked up again, suggesting an annualized increase in the gross domestic product of 4.0% for 1999.

o Although inflation remains low compared to its long-term historical rate, it rose from approximately 1.6% to 2.6%, fanned by rising commodity prices -- notably oil and gold.

o The Federal Reserve Board raised interest twice during the period, making good on its promise to fight back at the earliest signs of inflation.

THE MARKETS
o The S&P 500(1), a broad measure of common stock performance, gained a modest 2.74%, for the six-month period. However, Russell 1000 Growth and Russell Mid-Cap Growth(1) indices rose 7.46% and 8.08%(1) respectively, as investors continued to focus on a narrow band of stocks that delivered above-average earnings growth.

o Foreign stock markets outperformed the U.S. markets during the period. The Morgan Stanley Capital International EAFE Index(1), which tracks stock market performance in major developed countries outside the U.S., gained 6.73%.

o The bond market slumped during the period as short-term interest rates moved higher. The Lehman Brothers Aggregate Bond Index(1), a broad measure of bond market performance, returned -0.15%. The yield on the 30 year U.S. Treasury bond edged up from 5.8% to 6.1% at the end of the period.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended October 31, 1999, Galileo Fund Class A shares gained 2.59% [does not reflect sales charge](2). That was slightly lower than the average large- cap core fund, which gained 3.07%, according to Lipper Analytical Services. The fund outperformed the Russell 1000 Index(1), which returned 2.49% for the same period.

o The fund benefited from an overweight in electronics equipment and computer software and an underweight in chemicals and tobacco. Likewise, an overweight in apparel & textiles and an underweight in wireless telecommunications, and media and telephones hindered performance.

CURRENT STRATEGY
o The fund benefited greatly from its stock selection during the six-month period. Galileo Fund has a sector neutral structure that is utilized to highlight the stock selection capability of our analysts. The fund will continue to utilize this strategy as it is believed to be the key to long-term performance.

o The sector neutral position the fund holds enables it to take advantage of both strong and weak markets.

October 31, 1999

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Morgan Stanley Capital International EAFE Index is comprised of stocks from Europe, Australasia, and the Far East. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher. Russell 1000 Growth and Russell Mid-Cap Growth indices include stocks from the Russell 1000 index. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 2.19% for Class B(1) shares; 2.19% for Class B shares; 2.27% for Class C Shares; 2.76% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(4) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(5) Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1999, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIOD ENDED 9/30/99
(at maximum applicable sales charge)(3)(4)(5)
----------------------------------------------------------------------
                             LIFE OF FUND
                           (since 3/11/98)            1 YEAR
----------------------------------------------------------------------
Class A                         5.62%                 22.06%
----------------------------------------------------------------------
Class B(1)                      6.36%                 23.63%
----------------------------------------------------------------------
Class B                         6.41%                 23.73%
----------------------------------------------------------------------
Class C                         8.86%                 27.56%
----------------------------------------------------------------------
Class S                         9.97%                 29.84%
----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
----------------------------------------------------------------------
                             LIFE OF FUND
                           (since 3/11/98)            1 YEAR
----------------------------------------------------------------------
Class A                         15.12%                28.88%
----------------------------------------------------------------------
Class B(1)                      14.25%                27.83%
----------------------------------------------------------------------
Class B                         14.24%                27.81%
----------------------------------------------------------------------
Class C                         14.29%                27.90%
----------------------------------------------------------------------
Class S                         15.42%                24.15%
----------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 MICROSOFT Computer software                                3.0%
 2 COLT TELECOM Telecommunications                            2.3%
 3 GENERAL ELECTRIC Multi sector                              2.3%
 4 WAL-MART STORES Retail                                     2.2%
 5 VOICESTREAM WIRELESS Telecommunications                    2.1%
 6 NOKIA Electronics                                          2.1%
 7 WARNER-LAMBERT Pharmaceuticals, consumer products          2.1%
 8 CISCO SYSTEMS Computer technology                          1.9%
 9 CVS Drug retailing                                         1.9%
10 CITIGROUP Financial services                               1.9%

These securities represent an aggregate of 21.8% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

TELECOMMUNICATIONS                                           10.4%
DRUGS & BIOTECHNOLOGY                                        10.2%
MISCELLANEOUS FINANCIAL                                       7.7%
RETAIL                                                        6.4%
COMPUTER TECHNOLOGY                                           6.3%
Total:                                                       41.0%

Performance results for the Fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

STATE STREET RESEARCH GALILEO FUND
------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
October 31, 1999 (Unaudited)
------------------------------------------------------------------------------------------------------
                                                                                             VALUE
                                                                        SHARES              (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 99.8%
AUTOMOBILES & TRANSPORTATION 2.1%
AUTOMOTIVE PARTS 1.3%
Delphi Automotive Systems Corp. .................................        25,436           $    418,104
Federal-Mogul Corp. .............................................        12,900                324,113
                                                                                          ------------
                                                                                               742,217
                                                                                          ------------
RAILROADS 0.8%
Canadian National Railway Co. ...................................        14,000                427,000
                                                                                          ------------
Total Automobiles & Transportation ..............................                            1,169,217
                                                                                          ------------
CONSUMER DISCRETIONARY 12.0%
CASINOS/GAMBLING, HOTEL/MOTEL 1.0%
International Game Technology Inc.* .............................        15,400                286,825
Mirage Resorts Inc.* ............................................        18,200                265,037
                                                                                          ------------
                                                                                               551,862
                                                                                          ------------
COMMERCIAL SERVICES 0.8%
Cendant Corp.* ..................................................        27,700                457,050
                                                                                          ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.4%
Infinity Broadcasting Corp. Cl. A* ..............................        22,400                774,200
                                                                                          ------------
CONSUMER PRODUCTS 0.5%
Maytag Corp. ....................................................         7,200                288,450
                                                                                          ------------
LEISURE TIME 0.7%
Royal Caribbean Cruises Ltd. ....................................         7,500                397,969
                                                                                          ------------
RESTAURANTS 0.5%
McDonald's Corp. ................................................         6,600                272,250
                                                                                          ------------
RETAIL 6.4%
Circuit City Stores Inc. ........................................        23,900              1,020,231
Costco Wholesale Corp.* .........................................         3,700                297,041
Home Depot Inc. .................................................         5,800                437,900
Staples Inc.* ...................................................        25,200                559,125
Wal-Mart Stores, Inc. ...........................................        20,900              1,184,769
                                                                                          ------------
                                                                                             3,499,066
                                                                                          ------------
SHOES 0.7%
Nike Inc. Cl. B .................................................         6,800                383,775
                                                                                          ------------
Total Consumer Discretionary ....................................                            6,624,622
                                                                                          ------------
CONSUMER STAPLES 6.4%
BEVERAGES 1.7%
Anheuser-Busch Companies, Inc. ..................................         3,700                265,706
Coca-Cola Co. ...................................................         6,600                389,400
Coca-Cola Enterprises Inc. ......................................        11,100                283,744
                                                                                          ------------
                                                                                               938,850
                                                                                          ------------
DRUG & GROCERY STORE CHAINS 2.4%
CVS Corp. .......................................................        24,600              1,068,562
Kroger Co.* .....................................................        13,400                278,888
                                                                                          ------------
                                                                                             1,347,450
                                                                                          ------------
FOODS 0.6%
Quaker Oats Co. .................................................         4,400                308,000
                                                                                          ------------
HOUSEHOLD PRODUCTS 1.7%
Colgate-Palmolive Co. ...........................................         5,000                302,500
Procter & Gamble Co. ............................................         6,200                650,225
                                                                                          ------------
                                                                                               952,725
                                                                                          ------------
Total Consumer Staples ..........................................                            3,547,025
                                                                                          ------------
FINANCIAL SERVICES 16.9%
BANKS & SAVINGS & LOAN 4.0%
Bank of America Corp. ...........................................         9,060                583,238
Chase Manhattan Corp. ...........................................         5,000                436,875
Firstar Corp. ...................................................        24,900                731,437
U.S. Bancorp ....................................................        12,900                478,106
                                                                                          ------------
                                                                                             2,229,656
                                                                                          ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.7%
First Data Corp. ................................................         8,500                388,344
                                                                                          ------------
INSURANCE 4.5%
Ace Ltd. ........................................................        15,900                309,056
Hartford Financial Services Group, Inc. .........................        11,600                601,025
Mutual Risk Management Ltd. .....................................        19,300                291,913
Saint Paul Companies, Inc. ......................................         8,900                284,800
Travelers Property Casualty Corp. Cl. A .........................        10,600                381,600
UNUM Provident Corp. ............................................         9,200                303,025
XL Capital Ltd. Cl. A ...........................................         5,753                308,864
                                                                                          ------------
                                                                                             2,480,283
                                                                                          ------------
MISCELLANEOUS FINANCIAL 7.7%
AMBAC Inc. ......................................................         8,400                501,900
Capital One Financial Corp. .....................................        12,900                683,700
Citigroup, Inc. .................................................        19,550              1,058,144
Federal National Mortgage Association ...........................         6,550                463,413
Mellon Financial Corp. ..........................................        16,200                598,387
Merrill Lynch & Company Inc. ....................................         7,400                580,900
Metris Companies Inc. ...........................................         9,600                330,600
                                                                                          ------------
                                                                                             4,217,044
                                                                                          ------------
Total Financial Services ........................................                            9,315,327
                                                                                          ------------
HEALTH CARE 11.3%
DRUGS & BIOTECHNOLOGY 10.2%
Abbott Laboratories Inc. ........................................         9,200                371,450
American Home Products Corp. ....................................         8,200                428,450
Baxter International Inc. .......................................        12,800                830,400
Biogen Inc.* ....................................................        11,200                830,200
Pfizer Inc. .....................................................        19,400                766,300
Pharmacia & Upjohn Inc. .........................................         4,200                226,537
Schering-Plough Corp. ...........................................         8,640                427,680
SmithKline Beecham PLC ..........................................         9,700                620,800
Warner-Lambert Co. ..............................................        14,300              1,141,319
                                                                                          ------------
                                                                                             5,643,136
                                                                                          ------------
HOSPITAL SUPPLY 1.1%
Guidant Corp.* ..................................................        11,600                572,750
                                                                                          ------------
Total Health Care ...............................................                            6,215,886
                                                                                          ------------
INTEGRATED OILS 2.1%
INTEGRATED DOMESTIC 1.0%
Amerada Hess Corp. ..............................................         4,800                275,400
Unocal Corp. ....................................................         7,800                269,100
                                                                                          ------------
                                                                                               544,500
                                                                                          ------------
INTEGRATED INTERNATIONAL 1.1%
Total Fina SA ADR ...............................................         9,200                613,525
                                                                                          ------------
Total Integrated Oils ...........................................                            1,158,025
                                                                                          ------------
MATERIALS & PROCESSING 3.3%
CHEMICALS 0.9%
Dow Chemical Co. ................................................         4,400                520,300
                                                                                          ------------
DIVERSIFIED MANUFACTURING 1.2%
Engelhard Corp. .................................................        36,600                645,075
                                                                                          ------------
PAPER & FOREST PRODUCTS 0.5%
Fort James Corp. ................................................        10,000                263,125
                                                                                          ------------
STEEL 0.7%
Harsco Corp. ....................................................        12,400                365,025
                                                                                          ------------
Total Materials & Processing ....................................                            1,793,525
                                                                                          ------------
OTHER 6.9%
MULTI-SECTOR 6.9%
Allegheny Teledyne Inc. .........................................        15,100                229,331
General Electric Co. ............................................         9,200              1,247,175
Seagram Ltd. ....................................................         6,500                320,938
Standard & Poor's Depositary Receipt ............................         6,700                917,900
Teleflex Inc. ...................................................         6,500                221,406
Tyco International Ltd. .........................................        22,200                886,612
                                                                                          ------------
Total Other .....................................................                            3,823,362
                                                                                          ------------
OTHER ENERGY 3.0%
GAS PIPELINES 0.4%
Williams Companies Inc. .........................................         6,800                255,000
                                                                                          ------------
OIL & GAS PRODUCERS 1.2%
Burlington Resources Inc. .......................................         7,250                252,844
Vastar Resources Inc. ...........................................         6,900                407,531
                                                                                          ------------
                                                                                               660,375
                                                                                          ------------
OIL WELL EQUIPMENT & SERVICES 1.4%
Baker Hughes Inc. ...............................................         8,900                248,644
Halliburton Co. .................................................         6,900                260,044
Valero Refining & Marketing Corp. ...............................        13,700                251,737
                                                                                          ------------
                                                                                               760,425
                                                                                          ------------
Total Other Energy ..............................................                            1,675,800
                                                                                          ------------
PRODUCER DURABLES 2.6%
AEROSPACE 0.5%
United Technologies Corp. .......................................         4,800                290,400
                                                                                          ------------
ELECTRICAL EQUIPMENT & COMPONENTS 0.6%
Philips Electronics ADR .........................................         2,868                298,093
                                                                                          ------------
MISCELLANEOUS EQUIPMENT 1.0%
Danaher Corp. ...................................................        11,200                541,100
                                                                                          ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.5%
Lexmark International Group Inc. Cl. A* .........................         3,800                296,637
                                                                                          ------------
Total Producer Durables .........................................                            1,426,230
                                                                                          ------------
TECHNOLOGY 20.7%
COMMUNICATIONS TECHNOLOGY 1.7%
Akamai Technologies Inc.* .......................................           100                 14,519
Lucent Technologies Inc. ........................................        14,100                905,925
                                                                                          ------------
                                                                                               920,444
                                                                                          ------------
COMPUTER SOFTWARE 5.4%
Citrix Systems Inc.* ............................................         6,500                416,813
i2 Technologies Inc.* ...........................................        11,700                923,569
Microsoft Corp.* ................................................        17,800              1,647,612
                                                                                          ------------
                                                                                             2,987,994
                                                                                          ------------
COMPUTER TECHNOLOGY 6.3%
Cisco Systems Inc.* .............................................        14,500              1,073,000
Dell Computer Corp.* ............................................        10,300                413,287
Electronic Data Systems Corp. ...................................         9,200                538,200
EMC Corp.* ......................................................         4,600                335,800
Gateway Inc.* ...................................................         5,000                330,313
International Business Machines Corp. ...........................         7,800                767,325
                                                                                          ------------
                                                                                             3,457,925
                                                                                          ------------
ELECTRONICS 3.5%
Nokia Corp. ADR .................................................        10,000              1,155,625
Raytheon Co. Cl. B ..............................................         7,100                206,787
Solectron Corp.* ................................................         7,800                586,950
                                                                                          ------------
                                                                                             1,949,362
                                                                                          ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 3.8%
Altera Corp.* ...................................................         9,300                452,213
Analog Devices Inc.* ............................................        11,500                610,937
Intel Corp. .....................................................        13,300              1,029,919
                                                                                          ------------
                                                                                             2,093,069
                                                                                          ------------
Total Technology ................................................                           11,408,794
                                                                                          ------------
UTILITIES 12.5%
ELECTRICAL 1.7%
Illinova Corp. ..................................................        16,000                509,000
Montana Power Co. ...............................................        15,200                432,250
                                                                                          ------------
                                                                                               941,250
                                                                                          ------------
GAS DISTRIBUTION 0.4%
Questar Corp. ...................................................        14,300                257,400
                                                                                          ------------
TELECOMMUNICATIONS 10.4%
Colt Telecom Group PLC ADR* .....................................        10,800              1,279,800
Equant* .........................................................         3,700                358,900
Global Crossing Ltd.* ...........................................         9,977                345,454
MCI WorldCom Inc.* ..............................................        11,900              1,021,169
Qwest Communications International Inc.* ........................        27,052                973,872
Vodafone AirTouch PLC ADR .......................................        11,900                570,456
Voicestream Wireless Corp.* .....................................        11,900              1,175,125
                                                                                          ------------
                                                                                             5,724,776
                                                                                          ------------
Total Utilities .................................................                            6,923,426
                                                                                          ------------
Total Common Stocks and Investments
  (Cost $46,843,446) - 99.8% ....................................                           55,081,239
Other Assets, Less Liabilities - 0.2% ...........................                               98,272
                                                                                          ------------
Net Assets - 100.0% .............................................                         $ 55,179,511
                                                                                          ============

Federal Income Tax Information:
At October 31, 1999, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes
  of $46,949,713 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost ............                         $ 10,377,414
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value ............                           (2,245,888)
                                                                                          ------------
                                                                                          $  8,131,526
                                                                                          ============
------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
October 31, 1999 (Unaudited)

ASSETS
Investments, at value (Cost $46,843,446) (Note 1) ..........       $ 55,081,239
Receivable for securities sold .............................          1,345,188
Receivable for fund shares sold ............................             29,214
Receivable from Distributor (Note 3) .......................             97,623
Dividends and interest receivable ..........................             40,555
Deferred organizational costs and other assets (Note 1) ....            138,260
                                                                   ------------
                                                                     56,732,079
LIABILITIES
Payable for securities purchased ...........................          1,213,108
Payable to custodian .......................................            106,208
Payable for fund shares redeemed ...........................             58,200
Accrued management fee (Note 2) ............................             28,198
Accrued distribution and service fees (Note 5) .............             25,115
Accrued trustees' fees (Note 2) ............................                889
Other accrued expenses .....................................            120,850
                                                                   ------------
                                                                      1,552,568
                                                                   ------------
NET ASSETS .................................................       $ 55,179,511
                                                                   ============
Net Assets consist of:
  Unrealized appreciation of investments ...................       $  8,237,793
  Accumulated net realized gain ............................            716,057
  Paid-in capital ..........................................         46,225,661
                                                                   ------------
                                                                   $ 55,179,511
                                                                   ============
Net Asset Value and redemption price per share of Class A shares
  ($22,953,694 / 1,912,484 shares) .........................             $12.00
                                                                         ======
Maximum Offering Price per share of Class A
  shares ($12.00 / .9425) ..................................             $12.73
                                                                         ======
Net Asset Value and offering price per share of
  Class B(1) shares ($3,867,066 / 326,405 shares)* .........             $11.85
                                                                         ======
Net Asset Value and offering price per share of
  Class B shares ($19,077,315 / 1,609,745 shares)* .........             $11.85
                                                                         ======
Net Asset Value and offering price per share of
  Class C shares ($3,339,008 / 281,597 shares)* ............             $11.86
                                                                         ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($5,942,428 / 493,111 shares) ............................             $12.05
                                                                         ======
-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended October 31, 1999 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $2,402 (Note 1) .........       $    228,797
Interest ...................................................             27,105
                                                                   ------------
                                                                        255,902
EXPENSES
Management fee (Note 2) ....................................            169,781
Custodian fee ..............................................             91,694
Transfer agent and shareholder services (Note 2) ...........             59,270
Reports to shareholders ....................................             29,591
Service fee-Class A (Note 5) ...............................             26,765
Distribution and service fees-Class B(1) (Note 5) ..........             14,014
Distribution and service fees-Class B (Note 5) .............             94,756
Distribution and service fees-Class C (Note 5) .............             16,313
Audit fee ..................................................             12,192
Amortization of organization costs (Note 1) ................              9,071
Legal fees .................................................              2,540
Trustees' fees (Note 2) ....................................                889
Miscellaneous ..............................................                635
                                                                   ------------
                                                                        527,511
Expenses borne by the Distributor (Note 3) .................           (110,691)
Fees paid indirectly (Note 2) ..............................             (3,771)
                                                                   ------------
                                                                        413,049
                                                                   ------------
Net investment loss ........................................           (157,147)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) ...........            886,981
Net unrealized appreciation of investments .................            591,205
                                                                   ------------
Net gain on investments ....................................          1,478,186
                                                                   ------------
Net increase in net assets resulting from operations .......       $  1,321,039
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED
                                             YEAR ENDED         OCTOBER 31, 1999
                                           APRIL 30, 1999         (UNAUDITED)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ....................   $   (153,057)          $   (157,147)
Net realized gain on investments .......         90,025                886,981
Net unrealized appreciation
  of investments .......................      7,360,231                591,205
                                           ------------           ------------
Net increase resulting
  from operations ......................      7,297,199              1,321,039
                                           ------------           ------------
Dividend from net investment income:
  Class A ..............................         (4,187)                  --
  Class B(1) ...........................           (392)                  --
  Class B ..............................         (3,499)                  --
  Class C ..............................           (162)                  --
  Class S ..............................         (1,833)                  --
                                           ------------           ------------
                                                (10,073)                  --
                                           ------------           ------------
Distribution from net realized gains:
  Class A ..............................           --                  (62,973)
  Class B(1) ...........................           --                   (7,209)
  Class B ..............................           --                  (55,820)
  Class C ..............................           --                   (9,776)
  Class S ..............................           --                  (16,841)
                                           ------------           ------------
                                                   --                 (152,619)
                                           ------------           ------------
Net increase from fund share
  transactions (Note 6) ................     22,384,425              7,241,197
                                           ------------           ------------
Total increase in net assets ...........     29,671,551              8,409,617
NET ASSETS
Beginning of period ....................     17,098,343             46,769,894
                                           ------------           ------------
End of period ..........................   $ 46,769,894           $ 55,179,511
                                           ============           ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GALILEO FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
October 31, 1999

NOTE 1

State Street Research Galileo Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of three separate funds:
State Street Research Galileo Fund, State Street Research Legacy Fund and State Street Research Strategic Income Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in stocks and convertible securities of companies in the Russell 1000 Index and of other U.S. and foreign companies of comparable size.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended October 31, 1999, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1999, the fees pursuant to such agreement amounted to $169,781.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1999, the amount of such expenses was $22,631.

The Fund has entered into an agreement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended October 31, 1999 the Fund's transfer agent fees were reduced by $3,771 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $889 during the six months ended October 31, 1999.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended October 31, 1999, the amount of such expenses assumed by the Distributor and its affiliates was $110,691.

NOTE 4

For the six months ended October 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $34,489,984 and $25,899,370, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1999, fees pursuant to such plans amounted to $26,765, $14,014, $94,756 and $16,313 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $13,513 and $78,797, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $20,403 and $22,350 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $6,260, $31,524 and $46 on redemptions of Class B(1), Class B and Class C shares, respectively, during the period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1999, Metropolitan owned 52,506 Class A shares, 47,172 Class B(1) shares, 5,335 Class B shares, 52,507 Class C shares and 472,546 Class S shares of the Fund.

These transactions break down by share class as follows:

                                                                               SIX MONTHS ENDED
                                                 YEAR ENDED                    OCTOBER 31, 1999
                                               APRIL 30, 1999                     (UNAUDITED)
                                      --------------------------------  -------------------------------
CLASS A                                   SHARES           AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ........................      1,300,910       $12,827,023         720,444       $8,423,984
Issued upon reinvestment of:
    Dividend from net investment
      income .......................            346             3,871              --               --
    Distribution from net realized
      gains ........................             --                --           5,257           62,761
Shares redeemed ....................       (536,633)       (5,339,004)       (195,998)      (2,256,701)
                                          ---------       -----------       ---------       ----------
Net increase .......................        764,623       $ 7,491,890         529,703       $6,230,044
                                          =========       ===========       =========       ==========

CLASS B(1)                               SHARES*          AMOUNT*           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ........................        155,558       $ 1,695,333         187,865       $2,154,772
Issued upon reinvestment of:
    Dividend from net investment
      income .......................             25               278              --               --
    Distribution from net realized
      gains ........................             --                --             609            7,200
Shares redeemed ....................         (2,833)          (31,548)        (14,819)        (168,518)
                                          ---------       -----------       ---------       ----------
Net increase .......................        152,750       $ 1,664,063         173,655       $1,993,454
                                          =========       ===========       =========       ==========

CLASS B                                   SHARES           AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ........................      1,541,674       $15,031,738          87,701       $1,007,439
Issued upon reinvestment of:
    Dividend from net investment
      income .......................            273             3,041              --               --
    Distribution from net realized
      gains ........................             --                --           4,611           54,508
Shares redeemed ....................       (401,173)       (4,085,786)       (142,576)      (1,633,350)
                                          ---------       -----------       ---------       ----------
Net increase (decrease) ............      1,140,774       $10,948,993         (50,264)     ($  571,403)
                                          =========       ===========       =========       ==========

CLASS C                                   SHARES           AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ........................        251,953       $ 2,568,968          24,723       $  278,520
Issued upon reinvestment of:
    Dividend from net investment
      income .......................              5                55              --               --
    Distribution from net realized
      gains ........................             --                --             771            9,112
Shares redeemed ....................        (43,795)         (422,874)        (59,156)        (693,101)
                                          ---------       -----------       ---------       ----------
Net increase (decrease) ............        208,163       $ 2,146,149         (33,662)     ($  405,469)
                                          =========       ===========       =========       ==========

CLASS S                                   SHARES           AMOUNT           SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ........................         16,658       $   166,409             126       $    1,500
Issued upon reinvestment of:
    Dividend from net investment
      income .......................              9                85              --               --
    Distribution from net realized
      gains ........................             --                --           1,406           16,841
Shares redeemed ....................         (3,136)          (33,164)         (2,040)         (23,770)
                                          ---------       -----------       ---------       ----------
Net increase (decrease) ............         13,531       $   133,330            (508)      ($   5,429)
                                          =========       ===========       =========       ==========
-------------------------------------------------------------------------------------------------------
* January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH GALILEO FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                       CLASS A                                CLASS B(1)
                                         ---------------------------------------------------------    -----------------------------
                                                                                     SIX MONTHS                        SIX MONTHS
                                           MARCH 11, 1998                              ENDED                              ENDED
                                         (COMMENCEMENT OF                            OCTOBER 31,       PERIOD ENDED    OCTOBER 31,
                                           OPERATIONS) TO       YEAR ENDED              1999             APRIL 30,         1999
                                          APRIL 30, 1998(a)   APRIL 30, 1999(a)     (UNAUDITED)(a)      1999(a)(c)   (UNAUDITED)(a)
----------------------------------------------------------------------------------  -----------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        9.55               9.92                 11.73             10.63          11.63
                                               -----              -----                 -----             -----          -----
  Net investment income (loss) ($)*             0.01              (0.01)                (0.02)            (0.03)         (0.06)
  Net realized and unrealized gain on
     investments ($)                            0.36               1.82                  0.32              1.03           0.31
                                                                  -----                 -----             -----          -----
TOTAL FROM INVESTMENT OPERATIONS ($)            0.37               1.81                  0.30              1.00           0.25
                                                                  -----                 -----             -----          -----
  Dividend from net investment income ($)       --                (0.00)                 --               (0.00)          --
  Distribution from net realized gains ($) ..   --                 --                   (0.03)             --            (0.03)
                                                                  -----                 -----             -----          -----
TOTAL DISTRIBUTIONS ($)                         --                (0.00)                (0.03)            (0.00)         (0.03)
                                                                  -----                 -----             -----          -----
NET ASSET VALUE, END OF PERIOD ($)              9.92              11.73                 12.00             11.63          11.85
                                               =====              =====                 =====             =====          =====
Total return(b)(%)                              3.87(d)           18.28                  2.59(d)           9.44(d))       2.19(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)      6,132             16,220                22,954             1,776          3,867
Ratio of operating expenses to average
  net assets (%)*                               1.25(e)            1.27                  1.26(e)           2.02(e)        2.01)(e)
Ratio of operating expenses to average
  net assets after expense  reductions (%)* .   1.25(e)            1.25                  1.25(e)           2.00(e)        2.00(e)
Ratio of net investment income (loss) to
  average net assets (%)*                       0.45(e)           (0.09)                (0.27)(e)          (1.01)(e)     (1.03)(e)
Portfolio turnover rate (%)                    13.04             134.16                 51.34             134.16         51.34
* Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)           0.03               0.08                  0.03              0.02           0.02

                                                                  CLASS B
                                        -----------------------------------------------------------
                                          MARCH 11, 1998
                                         (COMMENCEMENT OF                         SIX MONTHS ENDED
                                          OPERATIONS) TO        YEAR ENDED        OCTOBER 31, 1999
                                         APRIL 30, 1998(a)   APRIL 30, 1999(a)     (UNAUDITED)(a)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)        9.55               9.90                 11.63
                                              ------             ------                ------
  Net investment loss ($)*                     (0.00)             (0.09)                (0.06)
  Net realized and unrealized gain on
    investments ($)                             0.35               1.82                  0.31
                                              ------             ------                ------
TOTAL FROM INVESTMENT OPERATIONS ($)            0.35               1.73                  0.25
                                              ------             ------                ------
    Dividend from net investment income ($)     --                (0.00)                 --
    Distribution from net realized gains ($)    --                 --                   (0.03)
                                              ------             ------                ------
TOTAL DISTRIBUTIONS ($)                         --                (0.00)                (0.03)
                                              ------             ------                ------
NET ASSET VALUE, END OF PERIOD ($)              9.90              11.63                 11.85
                                              ======             ======                ======
Total return(b) (%)                             3.66(d)           17.50                  2.19(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)      5,142             19,300                19,077
Ratio of operating expenses to average
  net assets (%)*                               2.00(e)            2.02                  2.01(e)
Ratio of operating expenses to average net
  assets after expense reductions (%)*          2.00(e)            2.00                  2.00(e)
Ratio of net investment loss to average net
  assets (%)*                                  (0.31)(e)          (0.84)                (1.02)(e)
Portfolio turnover rate (%)                    13.04             134.16                 51.34
*Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)       0.03               0.08                  0.02
---------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contigent deferred sales charges. Total return would be lower if the Distributor and is affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GALILEO FUND

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   CLASS C
                                                                        -----------------------------------------------------------
                                                                           MARCH 11, 1998
                                                                          (COMMENCEMENT OF                         SIX MONTHS ENDED
                                                                          OPERATIONS) TO          YEAR ENDED       OCTOBER 31, 1999
                                                                        APRIL 30, 1998(a)     APRIL 30, 1999(a)     (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                       9.55                   9.91               11.63
                                                                           --------               --------            --------
  Net investment loss ($)*                                                    (0.00)                 (0.09)              (0.06)
  Net realized and unrealized gain on investments ($)                          0.36                   1.81                0.32
                                                                           --------               --------            --------
TOTAL FROM INVESTMENT OPERATIONS ($)                                           0.36                   1.72                0.26
                                                                           --------               --------            --------
    Dividend from net investment income ($)                                    --                    (0.00)               --
    Distribution from net realized gains ($)                                   --                     --                 (0.03)
                                                                           --------               --------            --------
TOTAL DISTRIBUTIONS ($)                                                        --                    (0.00)              (0.03)
                                                                           --------               --------            --------
NET ASSET VALUE, END OF PERIOD ($)                                             9.91                  11.63               11.86
                                                                           ========               ========            ========
Total return(b) (%)                                                            3.77(d)               17.36                2.27(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                     1,061                  3,667               3,339
Ratio of operating expenses to average net assets (%)*                         2.00(e)                2.02                2.01(e)
Ratio of operating expenses to average net assets after expense
  reductions (%)*                                                              2.00(e)                2.00                2.00(e)
Ratio of net investment loss to average net assets (%)*                       (0.13)(e)              (0.85)              (1.02)(e)
Portfolio turnover rate (%)                                                   13.04                 134.16               51.34
*Reflects voluntary reduction of expenses per share of
  these amounts (Note 3) ($)                                                   0.04                   0.08                0.03

                                                                                                   CLASS S
                                                                        -----------------------------------------------------------
                                                                          MARCH 11, 1998
                                                                         (COMMENCEMENT OF                        SIX MONTHS ENDED
                                                                          OPERATIONS) TO         YEAR ENDED       OCTOBER 31, 1999
                                                                        APRIL 30, 1998(a)     APRIL 30, 1999(a)     (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                       9.55                   9.92               11.76
                                                                           --------               --------            --------
  Net investment income (loss) ($)*                                            0.02                   0.02               (0.00)
  Net realized and unrealized gain on investments ($)                          0.35                   1.82                0.32
                                                                           --------               --------            --------
TOTAL FROM INVESTMENT OPERATIONS ($)                                           0.37                   1.84                0.32
                                                                           --------               --------            --------
    Dividend from net investment income ($)                                    --                    (0.00)               --
    Distribution from net realized gains ($)                                   --                     --                 (0.03)
                                                                           --------               --------            --------
TOTAL DISTRIBUTIONS ($)                                                        --                    (0.00)              (0.03)
                                                                           --------               --------            --------
NET ASSET VALUE, END OF PERIOD ($)                                             9.92                  11.76               12.05
                                                                           ========               ========            ========
Total return(b) (%)                                                            3.87(d)               18.59                2.76(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                     4,763                  5,806               5,942
Ratio of operating expenses to average net assets (%)*                         1.00(e)                1.02                1.01(e)
Ratio of operating expenses to average net assets after
  expense reductions (%)*                                                      1.00(e)                1.00                1.00(e)
Ratio of net investment income (loss) to average
  net assets (%)*                                                              0.98(e)                0.18               (0.02)(e)
Portfolio turnover rate (%)                                                   13.04                 134.16               51.34
*Reflects voluntary reduction of expenses per share of
   these amounts (Note 3) ($)                                                  0.06                   0.08                0.03
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contigent deferred sales charges. Total return would be lower if the Distributor and is affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH GALILEO FUND

-----------------------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES TRUST
-----------------------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GALILEO FUND                               Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       THOMAS J. DILLMAN                      Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer
                                                                                  and President,
DISTRIBUTOR                                BARTLETT R. GEER                       PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       JOHN H. KALLIS                         Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       KIM M. PETERS                          State University
State Street Research                      Vice President
Service Center                                                                    MALCOLM T. HOPKINS
P.O. Box 8408                              THOMAS A. SHIVELY                      Former Vice Chairman of the
Boston, MA 02266-8408                      Vice President                         Board and Chief Financial
1-800-562-0032                                                                    Officer, St. Regis Corp.
                                           JAMES M. WEISS
CUSTODIAN                                  Vice President                         DEAN O. MORTON
State Street Bank and                                                             Former Executive Vice
Trust Company                              ELIZABETH MCCOMBS WESTVOLD             President,  Chief Operating
225 Franklin Street                        Vice President                         Officer and Director,
Boston, MA 02110                                                                  Hewlett-Packard Company
                                           KENNARD WOODWORTH, JR.
LEGAL COUNSEL                              Vice President                         SUSAN M. PHILLIPS
Goodwin, Procter & Hoar LLP                                                       Dean, School of Business and
Exchange Place                             GERARD P. MAUS                         Public Management, George
Boston, MA 02109                           Treasurer                              Washington University; former
                                                                                  Member of the Board of Governors
                                           JOSEPH W. CANAVAN                      of the Federal Reserve System and
                                           Assistant Treasurer                    Chairman and Commissioner of
                                                                                  the Commodity Futures Trading
                                           DOUGLAS A. ROMICH                      Commission
                                           Assistant Treasurer
                                                                                  TOBY ROSENBLATT
                                           FRANCIS J. MCNAMARA, III               President,
                                           Secretary and General Counsel          Founders Investments Ltd.
                                                                                  President,
                                           DARMAN A. WING                         The Glen Ellen Company
                                           Assistant Secretary and
                                           Assistant General Counsel              MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                           AMY L. SIMMONS                         Management, Sloan School of
                                           Assistant Secretary                    Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH GALILEO FUND                        -------------------
One Financial Center                                           Bulk Rate
Boston, MA 02111                                             U.S. Postage
                                                                 PAID
                                                              Canton, MA
                                                              Permit #313
                                                          -------------------

STATE STREET RESEARCH

----------------------
    75 YEARS
----------------------

   LASTING VALUES
----------------------
   LEADING IDEAS

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
         [hearing-impaired 1-800-676-7876]
         [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

EMAIL us at:
     info@ssrfunds.com
INTERNET site:
     www.ssrfunds.com

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Galileo Fund prospectus.

When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not


CONTROL NUMBER: (exp1200)SSR-LD                                     GA-487G-1299

                       --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                   LEGACY FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                October 31, 1999

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------

                              INVESTMENT UPDATE
                              About the Fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                         Shareholder Service

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
The Economy
o U.S. economic growth slowed considerably in the first half of the period, then picked up again, suggesting an annualized increase in the gross domestic product of 4.0% for 1999.

o Although inflation remains low compared to its long-term historical rate, it rose from approximately 1.6% to 2.6%, fanned by rising commodity prices - notably oil and gold.

o The Federal Reserve Board raised interest rates twice during the period, making good on its promise to fight back at the earliest signs of inflation.


The Markets

o The S&P 500(1), a broad measure of common stock performance, gained a modest 2.74% for the six-month period. However, Russell 1000 Growth and Russell Mid-cap Growth indices rose 7.46% and 8.08%1 respectively, as investors continued to focus on a narrow band of stocks that delivered above-average earnings growth.

o Foreign stock markets outperformed the U.S. markets during the period. The Morgan Stanley Capital International EAFE Index(1), which tracks stock market performance in major developed countries outside the U.S., gained 6.73%.

o The bond market slumped during the period as short-term interest rates moved higher. The Lehman Brothers Aggregate Bond Index(1), a broad measure of bond market performance, returned -0.15%. The yield on the 30 year U.S. Treasury bond edged up from 5.8% to 6.1% at the end of the period.


THE FUND
Over the Past Six Months
o For the six months ended October 31, 1999, Legacy Fund Class A shares gained
  1.46% (does not reflect sales charge)(2).   The Fund underperformed the S&P
  500, which returned 2.74% for the same period(1).

o The Fund's investments in health care, consumer discretionary, and technology stocks had above average earnings growth. However, investments in producer durables and financial services hampered the fund's performance.


Current Strategy

o The Fund continues to invest upwards of 95% of its assets in growth companies across a variety of industry sectors.


o The weighting amongst the sectors closely mirrors that of the S&P 500.

o The Fund is managed using a buy-and-hold strategy, which enables the manager to minimize or eliminate realized capital gains.


October 31, 1999

(1)The S&P 500 (officially the "Standard and Poor's 500 Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Morgan Stanley Capital International EAFE index is comprised of stocks from Europe, Australasia, and the Far East. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher. Russell 1000 Growth and Russell Mid Cap Growth indices include stocks from the Russell 1000 index. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.


(2)1.05% for Class B(1) shares; 1.05% for Class B shares; 1.05% for Class C shares; 1.52% for Class S shares.


(3)Keep in mind that past performance is no guarantee of future results. The Fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gain distributions and income dividends at net asset value.

(4)Performance reflects maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred, sales charge, where applicable. Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

(5)Class S shares offered without a sales charge, are available through certain employee benefit plans and special programs.


Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in view-point, data and transactions, should not be relied upon as being current thereafter.


--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended October 31, 1999, except where noted)
--------------------------------------------------------------------------------


Average Annual Total Return for period ended 9/30/99
(at maximum applicable sales charge)(3),(4),(5)

                  Life of Fund
                (since 12/31/97)       1 Year
               ------------------   -----------
Class A        17.00%               23.03%
------------   -----                -----
Class B(1)     18.11%               24.36%
------------   -----                -----
Class B        18.16%               24.46%
------------   -----                -----
Class C        20.12%               28.36%
------------   -----                -----
Class S        21.32%               30.73%

Average Annual Total Return
(Does not reflect sales charge)(3),(5)

                  Life of Fund
                (since 12/31/97)       1 Year
               ------------------   -----------
Class A        23.07%               27.39%
------------   -----                -----
Class B(1)     22.15%               26.42%
------------   -----                -----
Class B        22.15%               26.42%
------------   -----                -----
Class C        22.15%               26.42%
------------   -----                -----
Class S        23.39%               27.67%

Top 10 Stock Positions
(by percentage of net assets)

1      General Electric Multi-sector                                      5.4%
2      Cisco Systems Computer technology                                  5.1%
3      Total Fina Oil company                                             4.4%
4      Bristol-Myers Squibb Drugs & biotechnology                         3.7%
5      Johnson & Johnson Medical products                                 3.7%
6      Bank of America Money center banks                                 3.5%
7      American Express Miscellaneous financial                           3.4%
8      Microsoft Computer software                                        3.4%
9      Procter & Gamble Household products                                3.4%
10     FNMA Mortgages                                                     3.3%

These securities represent an aggregate of 39.3% of the portfolio. Because of active management, there is no guarantee that the Fund currently invests, or will continue to invest, in the securities listed in these tables or in the text above.

Top 5 Industries
(by percentage of net assets)

Drugs & Biotechnology                12.2%
Computer Technology                   9.9%
Multi-Sector                          8.2%
Miscellaneous Financial               6.7%
Retail                                5.7%

Total: 42.7%

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
October 31, 1999 (Unaudited)




                                                                Value
                                                  Shares       (Note 1)
                                                ---------- ---------------
COMMON STOCKS 96.3%
Consumer Discretionary 13.4%
Advertising Agencies 2.0%
Interpublic Group of Companies, Inc. ..........  170,000   $  6,906,250
                                                           ------------
Communications, Media & Entertainment 3.0%
CBS Corp.* ....................................  204,900     10,001,681
                                                           ------------
Consumer Services 0.7%
Apollo Group Inc. Cl. A* ......................   86,000      2,262,875
                                                           ------------
Restaurants 2.0%
McDonald's Corp. ..............................  164,200      6,773,250
                                                           ------------
Retail 5.7%
Dayton Hudson Corp. ...........................  131,100      8,472,338
Home Depot Inc. ...............................  139,900     10,562,450
                                                           ------------
                                                             19,034,788
                                                           ------------
Total Consumer Discretionary ...........................     44,978,844
                                                           ------------
Consumer Staples 9.5%
Beverages 2.2%
Coca-Cola Co. .................................  124,900      7,369,100
                                                           ------------
Drug & Grocery Store Chains 3.9%
CVS Corp. .....................................  180,900      7,857,844
Kroger Co.* ...................................  242,500      5,047,031
                                                           ------------
                                                             12,904,875
                                                           ------------
Household Products 3.4%
Procter & Gamble Co. ..........................  108,500     11,378,937
                                                           ------------
Total Consumer Staples .................................     31,652,912
                                                           ------------
Financial Services 12.4%
Banks & Savings & Loan 3.6%
Bank of America Corp. .........................  183,637     11,821,632
                                                           ------------
Insurance 2.1%
Ace Ltd. ......................................  143,100      2,781,506
UNUM Provident Corp. ..........................  128,700      4,239,056
                                                           ------------
                                                              7,020,562
                                                           ------------
Miscellaneous Financial 6.7%
American Express Co. ..........................   74,200     11,426,800
Federal National Mortgage Association .........  156,600     11,079,450
                                                           ------------
                                                             22,506,250
                                                           ------------
Total Financial Services ...............................     41,348,444
                                                           ------------


                                                                Value
                                                  Shares       (Note 1)
                                                ---------- ---------------
Health Care 14.2%
Drugs & Biotechnology 12.2%
Amgen Inc.* ...................................  110,500   $  8,812,375
Bristol-Myers Squibb Co. ......................  160,300     12,313,044
Johnson & Johnson .............................  117,400     12,297,650
Pfizer Inc. ...................................  193,700      7,651,150
                                                           ------------
                                                             41,074,219
                                                           ------------
Hospital Supply 2.0%
Medtronic Inc. ................................  190,300      6,589,137
                                                           ------------
Total Health Care .......................................................
                                                             47,663,356
                                                           ------------
Integrated Oils 4.4%
Integrated International 4.4%
Total Fina SA ADR .............................  221,400     14,764,613
                                                           ------------
Total Integrated Oils ...................................................
                                                             14,764,613
                                                           ------------
Materials & Processing 2.5%
Chemicals 2.5%
E.I. Du Pont De Nemours & Co. .................  128,900      8,305,994
                                                           ------------
Total Materials & Processing ............................................
                                                              8,305,994
                                                           ------------
Other 8.2%
Multi-Sector 8.2%
General Electric Co. ..........................  132,300     17,934,919
Tyco International Ltd. .......................  239,200      9,553,050
                                                           ------------
Total Other .............................................................
                                                             27,487,969
                                                           ------------
Producer Durables 5.1%
Machinery 2.4%
Caterpillar Inc. ..............................  149,000      8,232,250
                                                           ------------
Miscellaneous Equipment 2.7%
Danaher Corp. .................................  185,800      8,976,462
                                                           ------------
Total Producer Durables .................................................
                                                             17,208,712
                                                           ------------
Technology 21.4%
Communications Technology 3.2%
Lucent Technologies Inc. ......................  165,600     10,639,800
                                                           ------------
Computer Software 5.5%
i2 Technologies Inc.* .........................   66,300      5,233,556
Microsoft Corp.* ..............................  123,000     11,385,187
Red Hat, Inc.* ................................   21,100      1,869,988
                                                           ------------
                                                             18,488,731
                                                           ------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO (cont'd) STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 1999 (Unaudited)


                                                               Value
                                                  Shares     (Note 1)
                                                --------- --------------
Computer Technology 9.9%
Cisco Systems Inc.* ...........................  229,900   $ 17,012,600
EMC Corp.* ....................................   83,800      6,117,400
International Business Machines Corp. .........  102,400     10,073,600
                                                           ------------
                                                             33,203,600
                                                           ------------
Electronics: Semi-Conductors/Components 2.8%
Analog Devices Inc.* ..........................  173,500      9,217,188
                                                           ------------
Total Technology ......................................      71,549,319
                                                           ------------
Utilities 5.2%
Cable Television & Radio 2.2%
MediaOne Group Inc.* ..........................  103,600      7,362,075
                                                           ------------
Telecommunications 3.0%
MCI WorldCom Inc.* ............................  118,500     10,168,781
                                                           ------------
Total Utilities .......................................      17,530,856
                                                           ------------
Total Common Stocks (Cost $279,867,107) ...............     322,491,019
                                                           ------------


                                     Principal    Maturity
                                      Amount        Date
                                   ------------ ------------
COMMERCIAL PAPER 3.0%
American Express Credit Corp.,
  5.28% .......................... $ 824,000    11/02/1999        824,000
Ford Motor Credit Co., 5.18% .....   960,000    11/02/1999        960,000
Ford Motor Credit Co., 5.28% ..... 5,705,000    11/02/1999      5,705,000
Merrill Lynch & Company Inc.,
  5.28% .......................... 2,513,000    11/02/1999      2,512,632
                                                             ------------


Total Commercial Paper (Cost $10,001,632) .............     10,001,632
                                                            ----------
Total Investments (Cost $289,868,739)--99.3% ..........    332,492,651
Cash and Other Assets, Less Liabilities--0.7% .........      2,354,065
                                                           -----------
Net Assets--100.0% ....................................   $334,846,716
                                                          ============


Federal Income Tax Information:
At October 31, 1999, the net unrealized
 appreciation of investments based on cost
 for Federal income tax purposes of
 $289,868,763 was as follows:
Aggregate gross unrealized appreciation
  for all investments in which there is an
  excess of value over tax cost ............  $ 50,513,882
Aggregate gross unrealized depreciation
  for all investments in which there is an
  excess of tax cost over value ............    (7,889,994)
                                              ------------
                                              $ 42,623,888
                                              ============

--------------------------------------------------------------------------------
*Nonincome-producing securities

ADR stands for American Depositary Receipt, representing ownership of foreign securities.


Assets
Investments, at value (Cost $289,868,739) (Note 1) ................    $332,492,651
Cash ..............................................................             732
Receivable for fund shares sold ...................................       2,597,713
Dividends and interest receivable .................................         211,013
Deferred organization costs and other assets (Note 1) .............         264,715
                                                                       ------------
                                                                        335,566,824
Liabilities
Payable for fund shares redeemed ..................................         295,652
Accrued management fee (Note 2) ...................................         170,394
Accrued distribution and service fees (Note 4) ....................         197,077
Accrued trustees' fees (Note 2) ...................................           5,899
Other accrued expenses ............................................          51,086
                                                                       ------------
                                                                            720,108
                                                                       ------------
Net Assets                                                             $334,846,716
                                                                       ============
Net Assets consist of:
 Unrealized appreciation of investments ...........................    $ 42,623,912
 Accumulated net realized loss ....................................      (6,431,795)
 Paid-in capital ..................................................     298,654,599
                                                                       ------------
                                                                       $334,846,716
                                                                       ============
Net Asset Value and redemption price per share of
  Class A shares ($102,239,894 [divided by] 6,989,253 shares) .....          $14.63
                                                                             ======
Maximum Offering Price per share of Class A shares
  ($14.63 [divided by] .9425) .....................................          $15.52
                                                                             ======
Net Asset Value and offering price per share of
  Class B(1) shares ($86,930,928 [divided by] 6,025,394 shares)*             $14.43
                                                                             ======
Net Asset Value and offering price per share of
  Class B shares ($97,097,307 [divided by] 6,729,266 shares)* .....          $14.43
                                                                             ======
Net Asset Value and offering price per share of
  Class C shares ($41,900,797 [divided by] 2,904,210 shares)* .....          $14.43
                                                                             ======
Net Asset Value, offering price and redemption price
  per share of Class S shares ($6,677,790 [divided by] 454,273
  shares) .........................................................          $14.70
                                                                             ======

--------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended October 31, 1999 (Unaudited)


Investment Income
Dividends, net of foreign taxes of $25,499 ...............   $1,069,015
Interest .................................................      236,075
                                                             ----------
                                                              1,305,090
Expenses
Management fee (Note 2) ..................................      879,918
Service fee--Class A (Note 4) ............................      101,297
Distribution and service fees--Class B(1) (Note 4) .......      281,682
Distribution and service fees--Class B (Note 4) ..........      466,699
Distribution and service fees--Class C (Note 4) ..........      167,561
Registration fees ........................................      134,008
Custodian fee ............................................       56,166
Transfer agent and shareholder services (Note 2) .........       36,907
Reports to shareholders ..................................       28,399
Legal fees ...............................................       12,968
Audit fee ................................................       10,683
Amortization of organization costs (Note 1) ..............        9,072
Trustees' fees (Note 2) ..................................        5,899
Miscellaneous ............................................        1,772
                                                             ----------
                                                              2,193,031
Fees paid indirectly (Note 2) ............................       (6,942)
                                                             ----------
                                                              2,186,089
                                                             ----------
Net investment loss ......................................     (880,999)
                                                             ----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments (Notes 1 and 3) .........   (6,078,212)
Net unrealized appreciation of investments ...............   11,440,468
                                                             ----------
Net gain on investments ..................................    5,362,256
                                                             ----------
Net increase in net assets resulting from operations .....   $4,481,257
                                                             ==========

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Six months ended
                                            Year ended       October 31, 1999
                                          April 30, 1999       (Unaudited)
                                         ----------------   -----------------
Increase (Decrease) in Net Assets
Operations:
Net investment loss ..................    $   (665,565)      $   (880,999)
Net realized loss on
  investments ........................        (353,576)        (6,078,212)
Net unrealized appreciation of
  investments ........................      28,621,415         11,440,468
                                          ------------       ------------
Net increase resulting from
  operations .........................      27,602,274          4,481,257
                                          ------------       ------------
Distribution from net realized
  gains:
 Class A .............................         (15,436)                --
 Class B .............................         (32,058)                --
 Class C .............................          (7,667)                --
 Class S .............................          (2,296)                --
                                          ------------       ------------
                                               (57,457)                --
                                          ------------       ------------
Net increase from fund share
  transactions (Note 5) ..............     135,924,353        126,120,965
                                          ------------       ------------
Total increase in net assets .........     163,469,170        130,602,222
Net Assets
Beginning of period ..................      40,775,324        204,244,494
                                          ------------       ------------
End of period ........................    $204,244,494       $334,846,716
                                          ============       ============



The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
October 31, 1999

Note 1


State Street Research Legacy Fund (the "Fund"), is a series of State Street Research Securities Trust (the "Trust"), which was organized as a Massachusetts business trust in January, 1994 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of three separate funds: State Street Research Legacy Fund, State Street Research Galileo Fund and State Street Research Strategic Income Fund.

The investment objective of the Fund is to provide long-term growth of capital. In seeking to achieve its investment objective, the Fund invests at least 65% of total assets in stocks and convertible securities of mid- and large-size companies. The Fund employs a tax-managed strategy, generally seeking to identify stocks with long-term growth potential and holding them for extended periods.

The Fund offers five classes of shares. Until December 31, 1998, Class A shares were subject to an initial sales charge of up to 4.50% and effective January 1, 1999 became subject to an initial sales charge of up to 5.75%. Class A shares pay a service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Values for listed securities represent final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. Dividends
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At April 30, 1999, the Fund had a capital loss carryforward of $353,559 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on April 30, 2007.

F. Deferred Organization Costs
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H. Securities Lending
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the six months ended October 31, 1999, there were no loaned securities.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 1999, the fees pursuant to such agreement amounted to $879,918.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended October 31, 1999, the amount of such expenses was $35,785.

The Fund has entered into agreements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances and directed brokerage commissions, respectively, were used to reduce a portion of the Fund's expenses. During the six months ended October 31, 1999 the Fund's transfer agent and custodian fees were reduced by $4,514 and $2,428, respectively, under these agreements.

The fees of the Trustees not currently affiliated with the Adviser amounted to $5,899 during the six months ended October 31, 1999.

Note 3

For the six months ended October 31, 1999, purchases and sales of securities, exclusive of short-term obligations, aggregated $151,443,268 and $28,386,478, respectively.


Note 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 1999, fees pursuant to such plans amounted to $101,297, $281,682, $466,699 and $167,561 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $92,100 and $294,264, respectively, on sales of Class A shares of the Fund during the six months ended October 31, 1999, and that MetLife Securities, Inc. earned commissions aggregating $332,330 and $157,052 on sales of Class B(1) and Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $25,311, $60,106 and $577 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
NOTES (cont'd)
--------------------------------------------------------------------------------

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At October 31, 1999, Metropolitan owned 50,026 Class A shares, 11,799 Class B shares, 50,026 Class C shares and 387,909 Class S shares of the Fund.

Share transactions were as follows:

                                                                                                      Six months ended
                                                                           Year ended                 October 31, 1999
                                                                         April 30, 1999                  (Unaudited)
                                                                 ------------------------------ -----------------------------
Class A                                                                  Shares          Amount         Shares         Amount
---------------------------------------------------------------- -------------- --------------- -------------- --------------
Shares sold ....................................................   3,622,168     $ 45,842,648     3,306,172     $ 47,496,396
Issued upon reinvestment of distribution from net realized gains         919           11,400            --               --
Shares repurchased .............................................    (584,292)      (7,001,947)     (383,163)      (5,501,073)
                                                                   ---------     ------------     ---------     ------------
Net increase ...................................................   3,038,795     $ 38,852,101     2,923,009     $ 41,995,323
                                                                   =========     ============     =========     ============
Class B(1)                                                            Shares*          Amount*        Shares           Amount
----------------------------------------------------------------  -----------    -------------     ---------     ------------
Shares sold ....................................................   1,782,571     $ 24,178,751     4,403,021     $ 62,585,749
Shares repurchased .............................................     (69,936)        (989,900)      (90,262)      (1,272,542)
                                                                 -----------    -------------     ---------     ------------
Net increase ...................................................   1,712,635     $ 23,188,851     4,312,759     $ 61,313,207
                                                                 ===========    =============     =========     ============
Class B                                                                Shares           Amount        Shares           Amount
----------------------------------------------------------------  -----------    -------------     ---------     ------------
Shares sold ....................................................   5,151,707     $ 63,062,399       936,071     $ 13,298,234
Issued upon reinvestment of distribution from net realized gains       1,370           16,880            --               --
Shares repurchased .............................................    (656,476)      (8,053,180)     (395,489)      (5,587,748)
                                                                 -----------    -------------     ---------     ------------
Net increase ...................................................   4,496,601     $ 55,026,099       540,582     $  7,710,486
                                                                 ===========    =============     =========     ============
Class C                                                                Shares           Amount        Shares           Amount
----------------------------------------------------------------  -----------    -------------     ---------     ------------
Shares sold ....................................................   1,558,281     $ 19,296,668     1,183,540     $ 16,737,837
Issued upon reinvestment of distribution from net realized gains         227            2,800            --               --
Shares repurchased .............................................    (137,612)      (1,639,209)     (128,025)      (1,849,425)
                                                                 -----------    -------------     ---------     ------------
Net increase ...................................................   1,420,896     $ 17,660,259     1,055,515     $ 14,888,412
                                                                 ===========    =============     =========     ============
Class S                                                                Shares           Amount        Shares           Amount
----------------------------------------------------------------  -----------    -------------     ---------     ------------
Shares sold ....................................................      87,078     $  1,205,796        21,792     $    318,506
Issued upon reinvestment of distribution from net realized gains         184            2,294            --               --
Shares repurchased .............................................        (902)         (11,047)       (7,343)        (104,969)
                                                                 -----------    -------------     ---------     ------------
Net increase ...................................................      86,360     $  1,197,043        14,449     $    213,537
                                                                 ===========    =============     =========     ============

--------------------------------------------------------------------------------
*January 1, 1999 (commencement of share class) to April 30, 1999.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:


                                                                                            Class A
                                                                   ----------------------------------------------------------
                                                                    December 31, 1997
                                                                     (Commencement of                       Six months ended
                                                                      Operations) to        Year ended      October 31, 1999
                                                                   April 30, 1998(a)   April 30, 1999(a)   (Unaudited)(a)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                   10.00               11.66               14.42
                                                                           -----               -----               -----
 Net investment income (loss) ($)*                                          0.00              (0.02)              (0.01)
 Net realized and unrealized gain on investments ($)                        1.66                2.79                0.22
                                                                           -----              ------              ------
Total from investment operations ($)                                        1.66                2.77                0.21
                                                                           -----              ------              ------
 Distribution from net realized gains ($)                                    --               (0.01)                 --
                                                                           -----              ------              ------
Total distributions ($)                                                      --               (0.01)                 --
                                                                           -----              ------              ------
Net asset value, end of period ($)                                         11.66               14.42               14.63
                                                                           =====              ======              ======
Total return(b) (%)                                                       16.60(d)             23.73               1.46(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                11,984              58,642             102,240
Ratio of operating expenses to average net assets (%)*                     1.25(e)              1.20               1.12(e)
Ratio of operating expenses to average net assets after
 expense reductions (%)*                                                   1.25(e)              1.19               1.12(e)
Ratio of net investment income (loss) to average net assets (%)*           0.01(e)            (0.14)              (0.15)(e)
Portfolio turnover rate (%)                                                 6.44               42.09               11.08
*Reflects voluntary reduction of expenses per share of these
amounts ($)                                                                 0.04                0.00                 --



                                                                                  Class B(1)
                                                                   ----------------------------------------
                                                                                          Six months ended
                                                                        Period ended      October 31, 1999
                                                                   April 30, 1999(a)(c)  (Unaudited)(a)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                    13.08               14.28
                                                                            -----               -----
 Net investment income (loss) ($)*                                         (0.04)              (0.07)
 Net realized and unrealized gain on investments ($)                         1.24                0.22
                                                                           ------              ------
Total from investment operations ($)                                         1.20                0.15
                                                                           ------              ------
 Distribution from net realized gains ($)                                     --                  --
                                                                           ------              ------
Total distributions ($)                                                       --                  --
                                                                           ------              ------
Net asset value, end of period ($)                                          14.28               14.43
                                                                           ======              ======
Total return(b) (%)                                                         9.17(d)             1.05(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                 24,454              86,931
Ratio of operating expenses to average net assets (%)*                      1.88(e)             1.87(e)
Ratio of operating expenses to average net assets after
 expense reductions (%)*                                                    1.87(e)             1.87(e)
Ratio of net investment income (loss) to average net assets (%)*           (1.00)(e)           (0.91)(e)
Portfolio turnover rate (%)                                                 42.09               11.08
*Reflects voluntary reduction of expenses per share of these
amounts ($)                                                                   --                  --


                                                                                      Class B
                                                              --------------------------------------------------------
                                                               December 31, 1997
                                                                (Commencement of                      Six months ended
                                                                 Operations) to       Year ended      October 31, 1999
                                                              April 30, 1998(a)   April 30, 1999(a)  (Unaudited)(a)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              10.00               11.64             14.28
                                                                      -----               -----             -----
 Net investment loss ($)*                                            (0.03)              (0.11)            (0.06)
 Net realized and unrealized gain on investments ($)                   1.67                2.76              0.21
                                                                     ------              ------            ------
Total from investment operations ($)                                   1.64                2.65              0.15
                                                                     ------              ------            ------
 Distribution from net realized gains ($)                               --               (0.01)               --
                                                                     ------              ------            ------
Total distributions ($)                                                 --               (0.01)               --
                                                                     ------              ------            ------
Net asset value, end of period ($)                                    11.64               14.28             14.43
                                                                     ======              ======            ======
Total return(b) (%)                                                  16.40(d)             22.74             1.05(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                           19,688              88,383            97,097
Ratio of operating expenses to average net assets (%)*                2.00(e)              1.95             1.87(e)
Ratio of operating expenses to average net assets after
 expense reductions (%)*                                              2.00(e)              1.94             1.87(e)
Ratio of net investment loss to average net assets (%)*              (0.76)(e)           (0.89)            (0.89)(e)
Portfolio turnover rate (%)                                            6.44               42.09             11.08
*Reflects voluntary reduction of expenses per share of these
amounts ($)                                                            0.04                0.00               --

--------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
--------------------------------------------------------------------------------


                                                                                        Class C
                                                                                  -------------------
                                                                                   December 31, 1997
                                                                                     (Commencement
                                                                                   of Operations) to
                                                                                   April 30, 1998(a)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                                  10.00
                                                                                          -----
 Net investment loss ($)*                                                                (0.03)
 Net realized and unrealized gain on investments ($)                                       1.66
                                                                                         ------
Total from investment operations ($)                                                       1.63
                                                                                         ------
 Distribution from net realized gains ($)                                                   --
                                                                                         ------
Total distributions ($)                                                                     --
                                                                                         ------
Net asset value, end of period ($)                                                        11.63
                                                                                         ======
Total return(b) (%)                                                                      16.30(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                                4,977
Ratio of operating expenses to average net assets (%)*                                    2.00(e)
Ratio of operating expenses to average net assets after expense reductions (%)*           2.00(e)
Ratio of net investment loss to average net assets (%)*                                  (0.69)(e)
Portfolio turnover rate (%)                                                                6.44
*Reflects voluntary reduction of expenses per share of these amounts ($)                   0.04



                                                                                                  Class C
                                                                                  ---------------------------------------
                                                                                                         Six months ended
                                                                                        Year ended       October 31, 1999
                                                                                    April 30, 1999(a)     (Unaudited)(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                                   11.63               14.28
                                                                                           -----               -----
 Net investment loss ($)*                                                                 (0.11)              (0.06)
 Net realized and unrealized gain on investments ($)                                        2.77                0.21
                                                                                          ------              ------
Total from investment operations ($)                                                        2.66                0.15
                                                                                          ------              ------
 Distribution from net realized gains ($)                                                 (0.01)                 --
                                                                                          ------              ------
Total distributions ($)                                                                   (0.01)                 --
                                                                                          ------              ------
Net asset value, end of period ($)                                                         14.28               14.43
                                                                                          ======              ======
Total return(b) (%)                                                                        22.85               1.05(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                                26,399              41,901
Ratio of operating expenses to average net assets (%)*                                      1.95               1.87(e)
Ratio of operating expenses to average net assets after expense reductions (%)*             1.94               1.87(e)
Ratio of net investment loss to average net assets (%)*                                   (0.90)              (0.90)(e)
Portfolio turnover rate (%)                                                                42.09               11.08
*Reflects voluntary reduction of expenses per share of these amounts ($)                    0.00                 --


                                                                                        Class S
                                                                                  -------------------
                                                                                   December 31, 1997
                                                                                    (Commencement of
                                                                                     Operations) to
                                                                                   April 30, 1998(a)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                                  10.00
                                                                                          -----
 Net investment income ($)*                                                                0.03
 Net realized and unrealized gain on investments ($)                                       1.65
                                                                                          -----
Total from investment operations ($)                                                       1.68
                                                                                          -----
 Distribution from net realized gains ($)                                                   --
                                                                                          -----
Total distributions ($)                                                                     --
                                                                                          -----
Net asset value, end of period ($)                                                        11.68
                                                                                          =====
Total return(b) (%)                                                                      16.80(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                                4,127
Ratio of operating expenses to average net assets (%)*                                    1.00(e)
Ratio of operating expenses to average net assets after expense reductions (%)*           1.00(e)
Ratio of net investment income to average net assets (%)*                                 0.60(e)
Portfolio turnover rate (%)                                                                6.44
*Reflects voluntary reduction of expenses per share of these amounts ($)                   0.09



                                                                                                 Class S
                                                                                  -------------------------------------
                                                                                                       Six months ended
                                                                                       Year ended      October 31, 1999
                                                                                   April 30, 1999(a)    (Unaudited)(a)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                                  11.68              14.48
                                                                                          -----              -----
 Net investment income ($)*                                                                0.02               0.01
 Net realized and unrealized gain on investments ($)                                       2.79               0.21
                                                                                          -----              -----
Total from investment operations ($)                                                       2.81               0.22
                                                                                          -----              -----
 Distribution from net realized gains ($)                                                (0.01)                --
                                                                                         ------              -----
Total distributions ($)                                                                  (0.01)                --
                                                                                         ------              -----
Net asset value, end of period ($)                                                        14.48              14.70
                                                                                         ======              =====
Total return(b) (%)                                                                       24.04              1.52(d)
Ratios/supplemental data:
Net assets at end of period ($ thousands)                                                6,367              6,678
Ratio of operating expenses to average net assets (%)*                                     0.95              0.87(e)
Ratio of operating expenses to average net assets after expense reductions (%)*            0.94              0.87(e)
Ratio of net investment income to average net assets (%)*                                  0.16              0.11(e)
Portfolio turnover rate (%)                                                               42.09              11.08
*Reflects voluntary reduction of expenses per share of these amounts ($)                   0.01                --

--------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to April 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH LEGACY FUND
--------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH SECURITIES
TRUST
--------------------------------------------------------------------------------

Fund Information                   Officers                           Trustees

State Street Research              Ralph F. Verni                     Ralph F. Verni
Legacy Fund                        Chairman of the Board,             Chairman of the Board,
One Financial Center               President and                      President, Chief Executive
Boston, MA 02111                   Chief Executive Officer            Officer and Director,
                                                                      State Street Research &
Investment Adviser                 Peter C. Bennett                   Management Company
State Street Research &            Vice President
Management Company                                                    Bruce R. Bond
One Financial Center               Thomas J. Dillman                  Former Chairman of the Board,
Boston, MA 02111                   Vice President                     Chief Executive Officer and
                                                                      President, PictureTel Corporation
Distributor                        Bartlett R. Geer
State Street Research              Vice President                     Steve A. Garban
Investment Services, Inc.                                             Former Senior Vice President
One Financial Center               John H. Kallis                     for Finance and Operations and
Boston, MA 02111                   Vice President                     Treasurer, The Pennsylvania
                                                                      State University
Shareholder Services               Kim M. Peters
State Street Research              Vice President                     Malcolm T. Hopkins
Service Center                                                        Former Vice Chairman of the
P.O. Box 8408                      Thomas A. Shively                  Board and Chief Financial
Boston, MA 02266-8408              Vice President                     Officer, St. Regis Corp.
1-800-562-0032
                                   James M. Weiss                     Dean O. Morton
Custodian                          Vice President                     Former Executive Vice President,
State Street Bank and                                                 Chief Operating Officer
Trust Company                      Elizabeth McCombs Westvold         and Director, Hewlett-Packard
225 Franklin Street                Vice President                     Company
Boston, MA 02110
                                   Kennard Woodworth, Jr.             Susan M. Phillips
Legal Counsel                      Vice President                     Dean, School of Business and
Goodwin, Procter & Hoar LLP                                           Public Management, George
Exchange Place                     Gerard P. Maus                     Washington University; former
Boston, MA 02109                   Treasurer                          Member of the Board of Governors
                                                                      of the Federal Reserve System and
                                   Joseph W. Canavan                  Chairman and Commissioner of
                                   Assistant Treasurer                the Commodity Futures Trading
                                                                      Commission
                                   Douglas A. Romich
                                   Assistant Treasurer                Toby Rosenblatt
                                                                      President,
                                   Francis J. McNamara, III           Founders Investments, Ltd.
                                   Secretary and General Counsel      President,
                                                                      The Glen Ellen Company
                                   Darman A. Wing
                                   Assistant Secretary and            Michael S. Scott Morton
                                   Assistant General Counsel          Jay W. Forrester Professor of
                                                                      Management, Sloan School of
                                   Amy L. Simmons                     Management, Massachusetts
                                   Assistant Secretary                Institute of Technology
                                       10

[back cover]


State Street Research Legacy Fund                           ------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                            U.S. Postage
                                                                PAID
                                                             Canton, MA
                                                             Permit #313
                                                            ------------

Questions? Comments?

Call us at 1-800-562-0032, or
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
Write us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408
E-mail us at:
     info@ssrfunds.com
Internet site:
      www.ssrfunds.com

[State Street Research logo]

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Legacy Fund prospectus. The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing.

When used after March 31, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER:  (exp1200)SSR-LD                                    LF-486G-1299